                                                             File Nos. 333-90535
                                                                        811-8848

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 34

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
            X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
          -----
                 60 days after filing pursuant to paragraph (a) (1) of Rule 485
          -----
                 on (date) pursuant to paragraph (a) (1) of Rule 485
          -----
                 this post-effective amendment designates a new effective
          -----
                date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUS
-----------------                   ---------------------
1...................................Cover Page

2...................................Special Terms

3...................................Summary of Fees and Expenses; Summary of Contract
                                    Features

4...................................Condensed Financial Information; Performance Information

5...................................Description of the Companies, the Variable Accounts, and
                                    the Underlying Investment Companies

6...................................Charges and Deductions

7...................................Description of the Contract -- the Accumulation Phase

8...................................Electing the Annuity Date; Description of Annuity Payout
                                    Options; Annuity Benefit Payments

9...................................Death Benefit

10..................................Payments; Computation of Values; Distribution

11..................................Surrender and Withdrawals, Withdrawals After the Annuity
                                    Date

12..................................Federal Tax Considerations

13..................................Legal Matters

14..................................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.                   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------                   ----------------------------------------------
15..................................Cover Page

16..................................Table of Contents

17..................................General Information and History

18..................................Services

19..................................Underwriters


FORM N-4 ITEM NO.                   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------                   -------------------------------------------------------
20..................................Underwriters

21..................................Performance Information

22..................................Annuity Benefit Payments

23..................................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about a variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACT MAY NOT BE AVAILABLE IN ALL STATES.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-688-9915. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as Separate Account VA-P is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:

PIONEER VARIABLE CONTRACTS TRUST                         AIM VARIABLE INSURANCE FUNDS
--------------------------------                         ----------------------------
Pioneer America Income VCT Portfolio                     AIM V.I. Capital Appreciation Fund
Pioneer Balanced VCT Portfolio
Pioneer Emerging Markets VCT Portfolio                   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Pioneer Equity-Income VCT Portfolio                      ------------------------------------------------------
Pioneer Europe VCT Portfolio                             Alliance Premier Growth Portfolio
Pioneer Fund VCT Portfolio                               Alliance Technology Portfolio
Pioneer Growth Shares VCT Portfolio
Pioneer High Yield VCT Portfolio                         DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
Pioneer International Growth VCT Portfolio               -------------------------------------------
Pioneer Mid-Cap Value VCT Portfolio                      DGPF Growth Opportunities Series
Pioneer Money Market VCT Portfolio                       DGPF Select Growth Series
Pioneer Real Estate Growth VCT Portfolio
Pioneer Science & Technology VCT Portfolio               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
Pioneer Strategic Income VCT Portfolio                   --------------------------------------------------------------
Pioneer Swiss Franc Bond VCT Portfolio                   FT VIP Franklin Small Cap Fund
                                                         FT VIP Templeton Asset Strategy Fund
                                                         FT VIP Templeton International Smaller Companies Fund

                                                         VAN KAMPEN LIFE INVESTMENT TRUST
                                                         --------------------------------
                                                         Van Kampen LIT Emerging Growth Portfolio

In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. The contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact us directly to find out more about these annuity contracts.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                DATED MAY 1, 2001

                                 TABLE OF CONTENTS

SPECIAL TERMS..................................................................4
SUMMARY OF FEES AND EXPENSES...................................................6
SUMMARY OF CONTRACT FEATURES..................................................11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING
     INVESTMENT COMPANIES.....................................................15
INVESTMENT OBJECTIVES AND POLICIES............................................17
DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE..........................19
   A.   Payments..............................................................19
   B.   Computation of Values.................................................19
           The Accumulation Unit..............................................20
           Net Investment Factor..............................................20
   C.   Right to Cancel.......................................................20
   D.   Transfer Privilege....................................................21
           Automatic Transfers (Dollar Cost Averaging)........................21
           Automatic Account Rebalancing......................................22
   E.   Surrender and Withdrawals.............................................22
           Systematic Withdrawals.............................................23
           Life Expectancy Distributions......................................23
   F.   Death Benefit.........................................................24
           Standard Death Benefit.............................................24
           Optional Enhanced Death Benefit Rider..............................24
           Payment of the Death Benefit Prior to the Annuity Date.............25
   G.   The Spouse of the Owner as Beneficiary................................25
   H.   Assignment............................................................25
ANNUITIZATION - THE PAYOUT PHASE..............................................27
   A.   Electing the Annuity Date.............................................27
   B.   Choosing the Annuity Payout Option....................................27
           Fixed Annuity Payout Options.......................................27
           Variable Annuity Payout Options....................................28
   C.   Description of Annuity Payout Options.................................28
   D.   Variable Annuity Benefit Payments.....................................29
           The Annuity Unit...................................................29
           Determination of the First Annuity Benefit Payment.................29
           Determination of the Number of Annuity Units.......................30
           Dollar Amount of Subsequent Variable Annuity Benefit Payments......30
           Payment of Annuity Benefit Payments................................30
   E.   Transfers of Annuity Units............................................30
   F.   Withdrawals After the Annuity Date....................................31
           Calculation of Proportionate Reduction.............................32
           Calculation of Present Value.......................................33
           Deferral of Withdrawals............................................33
   G.   Reversal of Annuitization.............................................34
   H.   NORRIS Decision.......................................................34
CHARGES AND DEDUCTIONS........................................................35
   A.   Variable Account Deductions...........................................35
           Mortality and Expense Risk Charge..................................35
           Administrative Expense Charge......................................35
           Other Charges......................................................35
   B.   Contract Fee..........................................................35
   C.   Optional Rider Charge.................................................36
   D.   Premium Taxes.........................................................36


                                       2

   E.   Transfer Charge.......................................................37
GUARANTEE PERIOD ACCOUNTS.....................................................38
FEDERAL TAX CONSIDERATIONS....................................................40
   A.   General...............................................................40
           The Company........................................................40
           Diversification Requirements.......................................40
           Investor Control...................................................40
   B.   Qualified and Non-Qualified Contracts.................................41
   C.   Taxation of the Contract in General...................................41
           Withdrawals Prior to Annuitization.................................41
           Withdrawals After Annuitization....................................41
           Annuity Payouts After Annuitization................................41
           Penalty on Distribution............................................42
           Assignments or Transfers...........................................42
           Nonnatural Owners..................................................42
           Deferred Compensation Plans of State and Local Governments and
              Tax-Exempt Organizations........................................42
   D.   Tax Withholding.......................................................43
   E.   Individual Retirement Annuities.......................................43
STATEMENTS AND REPORTS........................................................43
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.............................43
CHANGES TO COMPLY WITH LAW AND AMENDMENTS.....................................44
VOTING RIGHTS.................................................................45
DISTRIBUTION..................................................................45
LEGAL MATTERS.................................................................45
FURTHER INFORMATION...........................................................46
APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT........................A-1
APPENDIX B - THE MARKET VALUE ADJUSTMENT.....................................B-1
APPENDIX C - EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS...C-1
APPENDIX D - CONDENSED FINANCIAL INFORMATION.................................D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................  2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY...............  3
SERVICES.....................................................................  3
UNDERWRITERS.................................................................  3
ANNUITY BENEFIT PAYMENTS.....................................................  4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..................  5
FINANCIAL STATEMENTS.........................................................F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the Issue Date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to either Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the Issue Date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charges and Market Value Adjustment.

UNDERLYING PORTFOLIO (OR PORTFOLIOS): an investment portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), or Van Kampen Life Investment Trust ("Van Kampen").

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-P, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under this Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Portfolios during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.

(1) CONTRACT CHARGES:                                                                  CHARGE
---------------------                                                                  ------

TRANSFER CHARGE:                                                                        None
     The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:
     During the accumulation phase, the fee is deducted annually and upon
     surrender when Accumulated Value is less than $75,000.                             $35*

     * The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

OPTIONAL RIDER CHARGE:
     If the Enhanced Death Benefit Rider is elected, 1/12th of the annual charge will be deducted pro-rata on a monthly basis at the end of each Contract month. The charge for this Rider on an annual basis as a percentage of Accumulated Value is:

       5% Enhanced Death Benefit Rider With Annual Step-up:                            0.25%

     (2) ANNUAL SUB-ACCOUNT EXPENSES:
     (on an annual basis as a percentage of average daily net assets)
     Mortality and Expense Risk Charge:                                                0.35%
     Administrative Expense Charge:                                                    0.15%
                                                                                     -------

     Total Annual Expenses:                                                            0.50%

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES: Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                      OTHER EXPENSES   TOTAL PORTFOLIO
                                                        MANAGEMENT FEE     SERVICE      (AFTER ANY     EXPENSES (AFTER
UNDERLYING                                                (AFTER ANY       FEES OR    REIMBURSEMENTS/    ANY WAIVERS/
PORTFOLI0                                               VOLUNTARY WAIVERS) 12B-1 FEES*     WAIVERS       REIMBURSEMENTS)
------------                                          ------------------ -----------  ---------------  ---------------
Pioneer America Income VCT Portfolio...............        0.55%            0.00%       0.29%            0.84%(1)(2)
Pioneer Balanced VCT Portfolio.....................        0.65%            0.00%       0.17%            0.82%
Pioneer Emerging Markets VCT Portfolio.............        0.36%            0.00%       1.43%            1.79%(2)(3)
Pioneer Equity-Income VCT Portfolio................        0.65%            0.00%       0.06%            0.71%
Pioneer Europe VCT Portfolio.......................        0.93%            0.55%       0.00%            1.48%(3)
Pioneer Fund VCT Portfolio.........................        0.65%            0.00%       0.04%            0.69%(1)
Pioneer Growth Shares VCT Portfolio................        0.70%            0.00%       0.03%            0.73%(1)
Pioneer High Yield VCT Portfolio**.................        0.00%            0.00%       1.25%            1.25%(3)
Pioneer International Growth VCT Portfolio.........        1.00%            0.00%       0.25%            1.25%(1)
Pioneer Mid-Cap Value VCT Portfolio................        0.65%            0.00%       0.12%            0.77%
Pioneer Money Market VCT Portfolio.................        0.50%            0.00%       0.26%            0.76%(1)(2)
Pioneer Real Estate Growth VCT Portfolio...........        0.80%            0.00%       0.30%            1.10%(1)
Pioneer Science & Technology VCT Portfolio**.......        0.50%            0.00%       0.75%            1.25%(3)
Pioneer Strategic Income VCT Portfolio.............        0.00%            0.00%       1.30%            1.30%(2)(3)
Pioneer Swiss Franc Bond VCT Portfolio.............        0.65%            0.00%       0.27%            0.92%(1)
AIM V.I. Capital Appreciation Fund.................        0.61%            0.00%       0.21%            0.82%
Alliance Premier Growth Portfolio (Class B)........        1.00%            0.25%       0.05%            1.30%
Alliance Technology Portfolio (Class B)............        0.97%            0.25%       0.09%            1.31%(4)
DGPF Growth Opportunities Series (Service Class)...        0.75%            0.15%       0.09%            0.99%(5)
DGPF Select Growth Series (Service Class)..........        0.68%            0.15%       0.16%            0.99%(6)
FT VIP Franklin Small Cap Fund (Class 2)...........        0.53%            0.25%       0.28%            1.06%(7)(8)(9)
FT VIP Templeton Asset Strategy Fund (Class 2).....        0.60%            0.25%       0.22%            1.07%(7)
FT VIP Templeton International Smaller Companies
   Fund (Class 2)..................................        0.85%            0.25%       0.26%            1.36%(7)
Van Kampen LIT Emerging Growth Portfolio...........        0.69%            0.00%       0.06%            0.75%



* The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.

** Portfolios commenced operations on May 1, 2000; therefore expenses shown are annualized.

(1) Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.50% for the Pioneer International Growth VCT Portfolio; 1.25% for the Pioneer America Income VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio and Pioneer Swiss Franc Bond VCT Portfolio; and 1.00% for the Pioneer Money Market VCT Portfolio. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer Investment Management, Inc. ("Pioneer") to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated with notice.

(2) Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class I shares for the fiscal year ended December 31, 2000, were 0.81% for the Pioneer America Income VCT Portfolio, 1.75% for the Pioneer Emerging Markets VCT Portfolio, 0.75% for the Pioneer Money Market VCT Portfolio and 1.25% for the Pioneer Strategic Income VCT Portfolio.

(3) Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.75% for the Pioneer Emerging Markets VCT Portfolio, 1.50% for the Pioneer Europe VCT Portfolio, and 1.25% for the Pioneer High Yield VCT Portfolio, Pioneer Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated with notice.

     Excluding certain offset arrangements, but after the effect of the voluntary limitations, expenses attributable to Class I shares would have been 1.79% for the Pioneer Emerging Markets VCT Portfolio and 1.30% for the Pioneer Strategic Income VCT Portfolio. For the fiscal year ended December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class I shares were 2.45% for the Pioneer Emerging Markets VCT Portfolio, 1.55% for the Pioneer Europe VCT Portfolio, 2.35% for the Pioneer High Yield VCT Portfolio, 2.11% for the Pioneer Science & Technology VCT Portfolio and 2.97% for the Pioneer Strategic Income VCT Portfolio.

(4) Prior to May 1, 2000, the Advisor of Alliance Technology Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.20% of the average daily net assets. Effective May 1, 2000 the Advisor determined not to extend the expense limitation undertaking of the Portfolio. Absent any waiver or reimbursement the Total Operating Expenses would have been 1.33%.

(5) Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2001 through October 31, 2001, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.

(6) Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. Effective May 1, 2001 through October 31, 2001, the investment advisor, Delaware Management Company, has voluntarily agreed to waive its management fee and reimburse the DGPF Select Growth Series for expenses to the extent that total expenses will not exceed 0.85%, exclusive of the 12b-1fee. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Without the waiver and reimbursement arrangement and including the 12b-1 fee at its current level, total annual operating expenses for the Series would have been 1.06%. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.

     Through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement, were 0.98% for DGPF Select Growth Series.

(7) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(8) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(9) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.

The Underlying Portfolio information above was provided by the Underlying Portfolios and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples assume the Underlying Portfolio expenses, including waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no
Riders:


UNDERLYING PORTFOLIO                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------                                    ---------- ---------- ---------- ----------
Pioneer America Income VCT Portfolio......................   $14        $44        $ 76       $166
Pioneer Balanced VCT Portfolio............................   $14        $43        $ 74       $164
Pioneer Emerging Markets VCT Portfolio....................   $24        $73        $125       $267
Pioneer Equity-Income VCT Portfolio.......................   $13        $40        $ 69       $151
Pioneer Europe VCT Portfolio..............................   $21        $63        $109       $235
Pioneer Fund VCT Portfolio................................   $13        $39        $ 68       $149
Pioneer Growth Shares VCT Portfolio.......................   $13        $40        $ 70       $153
Pioneer High Yield VCT Portfolio..........................   $18        $56        $ 97       $211
Pioneer International Growth VCT Portfolio................   $18        $56        $ 97       $211
Pioneer Mid-Cap Value VCT Portfolio.......................   $13        $42        $ 72       $158
Pioneer Money Market VCT Portfolio........................   $13        $41        $ 71       $157
Pioneer Real Estate Growth VCT Portfolio..................   $17        $52        $ 89       $194
Pioneer Science & Technology VCT Portfolio................   $18        $56        $ 97       $211
Pioneer Strategic Income VCT Portfolio....................   $19        $58        $100       $216
Pioneer Swiss Franc Bond VCT Portfolio....................   $15        $46        $ 80       $175
AIM V.I. Capital Appreciation Fund........................   $14        $43        $ 74       $164
Alliance Premier Growth Portfolio.........................   $19        $58        $100       $216
Alliance Technology Portfolio.............................   $19        $58        $100       $217
DGPF Growth Opportunities Series..........................   $16        $48        $ 83       $182
DGPF Select Growth Series.................................   $16        $48        $ 83       $182
FT VIP Franklin Small Cap Fund............................   $16        $50        $ 87       $190
FT VIP Templeton Asset Strategy Fund......................   $16        $51        $ 88       $191
FT VIP Templeton International Smaller Companies Fund.....   $19        $60        $103       $222
Van Kampen LIT Emerging Growth Portfolio..................   $13        $41        $ 71       $156

(2) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the 5% Enhanced Death Benefit Rider With Annual Step-Up:


UNDERLYING PORTFOLIO                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------                                ---------- ---------- ---------- ----------
Pioneer America Income VCT Portfolio......................      $17       $51        $ 89       $193
Pioneer Balanced VCT Portfolio............................      $16       $51        $ 88       $191
Pioneer Emerging Markets VCT Portfolio....................      $26       $80        $137       $291
Pioneer Equity-Income VCT Portfolio.......................      $15       $47        $ 82       $179
Pioneer Europe VCT Portfolio..............................      $23       $71        $122       $261
Pioneer Fund VCT Portfolio................................      $15       $47        $ 81       $177
Pioneer Growth Shares VCT Portfolio.......................      $15       $48        $ 83       $181
Pioneer High Yield VCT Portfolio..........................      $21       $64        $110       $237
Pioneer International Growth VCT Portfolio................      $21       $64        $110       $237
Pioneer Mid-Cap Value VCT Portfolio.......................      $16       $49        $ 85       $186
Pioneer Money Market VCT Portfolio........................      $16       $49        $ 84       $185
Pioneer Real Estate Growth VCT Portfolio..................      $19       $59        $102       $221
Pioneer Science & Technology VCT Portfolio................      $21       $64        $110       $237
Pioneer Strategic Income VCT Portfolio....................      $21       $65        $112       $242
Pioneer Swiss Franc Bond VCT Portfolio....................      $17       $54        $ 93       $202
AIM V.I. Capital Appreciation Fund........................      $16       $51        $ 88       $191
Alliance Premier Growth Portfolio.........................      $21       $65        $112       $242
Alliance Technology Portfolio.............................      $21       $66        $113       $243
DGPF Growth Opportunities Series..........................      $18       $56        $ 96       $209
DGPF Select Growth Series.................................      $18       $56        $ 96       $209
FT VIP Franklin Small Cap Fund............................      $19       $58        $100       $217
FT VIP Templeton Asset Strategy Fund......................      $19       $58        $101       $218
FT VIP Templeton International Smaller Companies Fund.....      $22       $67        $115       $248
Van Kampen LIT Emerging Growth Portfolio..................      $16       $49        $ 84       $183

                          SUMMARY OF CONTRACT FEATURES

WHAT ARE SOME OF THE FEATURES OF THIS VARIABLE ANNUITY CONTRACT?


This variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 90 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    a customized investment portfolio;

     -    experienced professional investment advisers;

     -    tax deferral on earnings;

     -    guarantees that can protect your family;

     -    withdrawals during the accumulation and annuitization phases;

     -    income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Portfolios") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Portfolios and any accumulations in the Guarantee Period Accounts and the Fixed Account. Generally, you do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below under WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is also available at issue for a separate monthly charge. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

     -    the annuity payout option;

     - the date annuity benefit payments begin but no earlier than one year after the Issue Date; and

     - whether you want variable annuity benefit payments based on the investment performance of the Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION - THE PAYOUT PHASE. In addition, if you choose a variable option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

     -    make payments

     -    choose investment allocations

     -    choose annuity payout options

     - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

     -    select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $10,000 minimum for your initial payment and a $50 minimum for any additional payments. A minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account.

THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following twenty-four Underlying Portfolios:

Pioneer America Income VCT Portfolio            Pioneer Science & Technology VCT Portfolio
Pioneer Balanced VCT Portfolio                  Pioneer Strategic Income VCT Portfolio
Pioneer Emerging Markets VCT Portfolio          Pioneer Swiss Franc Bond VCT Portfolio
Pioneer Equity-Income VCT Portfolio             AIM V.I. Capital Appreciation Fund
Pioneer Europe VCT Portfolio                    Alliance Premier Growth Portfolio
Pioneer Fund VCT Portfolio                      Alliance Technology Portfolio
Pioneer Growth Shares VCT Portfolio             DGPF Growth Opportunities Series
Pioneer High Yield VCT Portfolio                DGPF Select Growth Series
Pioneer International Growth VCT Portfolio      FT VIP Franklin Small Cap Fund
Pioneer Mid-Cap Value VCT Portfolio             FT VIP Templeton Asset Strategy Fund
Pioneer Money Market VCT Portfolio              FT VIP Templeton International Smaller Companies Fund
Pioneer Real Estate Growth VCT Portfolio        Van Kampen LIT Emerging Growth Portfolio

FOR A MORE DETAILED DESCRIPTION OF THE UNDERLYING PORTFOLIOS, SEE INVESTMENT OBJECTIVES AND POLICIES.

Each Underlying Portfolio operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING PORTFOLIOS?

Pioneer Investment Management, Inc. is the investment adviser to each Portfolio of Pioneer Variable Contracts Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Capital Appreciation Fund of AIM Variable Insurance Funds. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. Delaware Management Company is the investment adviser for the DGPF Growth Opportunities Series and

DGPF Select Growth Series of Delaware Group Premium Fund. The investment adviser for FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Templeton Investment Counsel, Inc. is the adviser to the FT VIP Templeton Asset Strategy Fund and the FT VIP Templeton International Smaller Companies Fund of Franklin Templeton Variable Insurance Products Trust. The invesment adviser for the Van Kampen LIT Emerging Growth Portfolio of the Van Kampen Life Investment Trust is Van Kampen Asset Management Inc.

CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION - THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Automatic Transfers program (Dollar Cost Averaging), or Automatic Account Rebalancing program) the first automatic transfer of rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "C. Right to Cancel" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under qualified plans.

     - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

     -    You may change your allocation of payments.

     - You may make transfers among the Sub-Accounts without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                     AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.

Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-P (the "Variable Account"). The Variable Account of Allmerica was authorized by vote of the Board of Directors of the Company on October 27, 1994. The Variable Account of First Allmerica was authorized by the vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Each Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

Each Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. Each Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Capital Appreciation Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. FT VIP Templeton Investment Counsel LLC is the investment adviser to the Templeton Asset Strategy Fund, FT VIP Templeton International Securities Fund and Templeton International Smaller Companies Fund.

VAN KAMPEN LIFE INVESTMENT TRUST. Van Kampen Life Investment Trust ("Van Kampen") is a diversified, open-end management investment company registered with the SEC under the 1940 Act. Van Kampen Asset Management Inc. is the investment adviser for the Van Kampen LIT Emerging Growth Portfolio. The adviser is a wholly owned subsidiary of Van Kampen Investments Inc., a diversified asset management company. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING PORTFOLIOS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER AMERICA INCOME VCT PORTFOLIO -- invests for as high a level of current income as is consistent with the preservation of capital. The portfolio invests in U.S. government securities.

PIONEER BALANCED VCT PORTFOLIO -- invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER EQUITY-INCOME VCT PORTFOLIO -- invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.

PIONEER EUROPE VCT PORTFOLIO -- invests in European issuers for long-term growth of capital.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

PIONEER GROWTH SHARES VCT PORTFOLIO -- invests in equity securities for appreciation of capital.

PIONEER HIGH YIELD VCT PORTFOLIO -- invests in below investment grade debt securities and preferred stocks to maximize total return through a combination of income and capital appreciation.

PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO -- invests primarily in non-U.S. equity securities for long-term growth of capital.

PIONEER MID-CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of common stocks for capital appreciation.

PIONEER MONEY MARKET VCT PORTFOLIO -- invests for current income consistent with preserving capital and providing liquidity.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.

PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO -- invests for capital growth in equity securities of issuers expected to benefit from the development, advancement or use of science or technology.

PIONEER STRATEGIC INCOME VCT PORTFOLIO -- invests in debt securities for a high level of current income.

PIONEER SWISS FRANC BOND VCT PORTFOLIO -- invests to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. CAPITAL APPRECIATION FUND - seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

DELAWARE GROUP PREMIUM FUND:

DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) - seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF SELECT GROWTH SERIES (SERVICE CLASS) - seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of small cap U.S. companies.

FT VIP TEMPLETON ASSET STRATEGY FUND (CLASS 2) -- seeks a high level of total return. The fund invests in equity securities in any nation, debt securities of companies and governments of any nation, including emerging markets, and in money market instruments.

FT VIP TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND (CLASS 2) -- seeks long-term capital appreciation. The fund invests primarily in the equity securities of smaller companies located outside the U.S., including emerging markets.

VAN KAMPEN LIFE INVESTMENT TRUST:

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO - seeks capital appreciation.

Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

            DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE

A.   PAYMENTS

The latest Issue Date is age 90 of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

     -    Currently, the initial payment must be at least $10,000.

     -    Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocations instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.

The Owner may change allocation instructions by written or telephone request to the Company. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.   COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

     (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

     (2) adding together the values of each Sub-Account, and

     (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Portfolios. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

     (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

     (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

     (3) is a charge for mortality and expense risks equal to 0.35% on an annual basis of the daily value of the Sub-Account's assets; and

     (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

C.   RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the Contract is issued, the Right to Examine provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the

Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.   TRANSFER PRIVILEGE

Prior to the Annuity Date, the Owner may transfer amounts among investment options at any time upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Pioneer Money Market VCT Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Automatic Transfers (Dollar Cost Averaging) program or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from either the Fixed Account, the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Sub-Account investing in the Pioneer America Income VCT Portfolio (the "source accounts") to one or more of the available Sub-Accounts. You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

     -    the predetermined dollar amount may not be less than $100;

     - the periodic basis may be monthly, quarterly, semi-annually or annually;

     - automatic transfers may not be made into the selected source account, Fixed Account, or the Guarantee Period Accounts; and

     - if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

     -    the amount in the source account on a transfer date is zero; or

     - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

E.   SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. Each withdrawal must be a minimum of $100 and the Accumulated Value of the Contract may not be reduced to less than $1,000.

A Contract fee may apply when a Contract is surrendered. See CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The

Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

     -    the SEC has by order permitted such suspension; or

     - portfolio securities or valuation of assets of a separate account is not reasonably practicable.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about withdrawals after the Annuity Date, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION - THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

     - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

     - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 15 days after Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

The minimum amount of each automatic withdrawal is $100 and the Accumulated Value of the Contract may not be reduced to less than $1,000. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only). In each calendar year, prior to the Annuity Date, an Owner may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

     - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

     -    the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

F.   DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "G. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b), the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
          ------------------------------------------------------------
              Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect the optional 5% Enhanced Death Benefit With Annual Step-Up Rider. A separate charge for this Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charge" under CHARGES AND DEDUCTIONS.

The 5% Enhanced Death Benefit With Annual Step-Up Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or after the 90th birthday:

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company received proof of death, increased by any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals (in New York, the 5% is not available; therefore (b) equals gross payments proportionately reduced to reflect withdrawals); or

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of due proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

     (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

     (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Pioneer Money Market VCT Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Pioneer Money Market VCT Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

G.   THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

     (1) any value in the Guarantee Period Accounts will be transferred to the Pioneer Money Market VCT Sub-Account; and

     (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Pioneer Money Market VCT Sub-Account.

The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

H.   ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                        ANNUITIZATION - THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

     - to select the annuity payout option under which annuity benefit payments are to be made;

     - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

     - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "D. Variable Annuity Benefit Payments" below for details).

A.   ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

     -    may not be earlier than the first Contract Anniversary; and

     - must occur on the first day of any month before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) one year after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

B.   CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C.   DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

     - SINGLE LIFE ANNUITY - Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

     - JOINT AND SURVIVOR ANNUITIES - Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

     - SINGLE LIFE ANNUITY - Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES - Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

     - SINGLE LIFE ANNUITY - Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES - Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable)

PERIOD CERTAIN ANNUITY PAYOUT OPTION

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty or any other period currently offered by the Company are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D.   VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

          (1)  a discount factor equivalent to the AIR; and

          (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

     -    annuity payout option chosen;

     -    length of the annuity payout option elected;

     -    age of the Annuitant;

     -    gender of the Annuitant (if applicable, see "H. NORRIS Decision");

     -    value of the amount applied under the annuity payout option;

     - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

     -    AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

          (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

          (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E.   TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

Automatic transfers (Automatic Account Rebalancing) are available during the annuitization phase subject to the same rules described in "D.
Transfer Privilege."

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

F.   WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "C. TAXATION OF THE CONTRACT IN GENERAL - WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the

Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction - Present Value Withdrawals" below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
        ----------------------------------------------------------------
                 Present value of all remaining variable annuity
              benefit payments immediately prior to the withdrawal

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
       ------------------------------------------------------------------
             Present value of remaining guaranteed variable annuity
              benefit payments immediately prior to the withdrawal

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

     - For a Payment Withdrawal, the present value calculation affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction - Payment Withdrawals," above. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

     - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. In addition, there will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction - Present Value Withdrawals" above.

     - For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX C - EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

     -    the SEC has by order permitted such suspension; or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G.   REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

          (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

          (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

          (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. There may be adverse tax consequences resulting from these withdrawals. See "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

H.   NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

A.   VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 0.35% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase and may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. The prospectuses and SAIs for the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios.

B.   CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.   OPTIONAL RIDER CHARGE

Subject to state availability, the Company offers a rider that is available only if elected by the Owner at issue. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the Rider is equal to the Accumulated Value on the last day of each Contract month multiplied by 1/12th of the following annual percentage rate:

        5% Enhanced Death Benefit With Annual Step-Up.............. 0.25%

For a description of the Rider, see "F. Death Benefit - Optional Enhanced Death Benefit Rider" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE, above.

D.   PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

     2. the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

E.   TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION - THE PAYOUT PHASE.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company will give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market

Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                                       n/365
                          [(1+i)/(1+j)]      - 1

      where:     i    is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current
                      Guarantee Period;

                 j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                 n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B - THE MARKET VALUE ADJUSTMENT.

BUILD WITH INTEREST AND GROWTH PROGRAM. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity contracts is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

A.   GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.   QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified contracts" and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 408 and 408A of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Individual Retirement Annuities" below.

C.   TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified Contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer may be taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.

For example, assume that a Contract owner with a Contract Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or

     - in the case of the Owner's "total disability" (as defined in the Code); or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well.

D.   TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E.   INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in the Prospectus - such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options - may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "C. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

             ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

          (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

          (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

          (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

          (4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

          (5) to change the methodology for determining the net investment factor,

          (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

          (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without to Owners in accordance with the 1940 Act.

                 CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract is also offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company does not pay commissions to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. However, a representative of Allmerica Investments, Inc. or an independent broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, promotional incentives or payments may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and risk charges.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-688-9915.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% annually compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

STATE RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                           THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT

                                         n/365
The market value factor is: [(1+i)/(1+j)]      - 1

A payment of $50,000 is made on the Issue Date and no additional payments are made. The following examples assume:

          1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

          2. The date of surrender is seven years (2,555 days) from the expiration date.

          3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

          4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

          5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

                                                          n/365
                 The market value factor  =  [(1+i)/(1+j)]      - 1
                                                              2555/365
                                          =  [(1+.08)/(1+.10)]         - 1
                                                     7
                                          =  (.98182)  - 1
                                          =  -.12054
              The market value adjustment =  the market value factor multiplied by the withdrawal
                                          =  -.12054 x $62,985.60
                                          =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

                                                          n/365
                 The market value factor  =  [(1+i)/(1+j)]      - 1
                                                              2555/365
                                          =  [(1+.08)/(1+.07)]         - 1
                                                     7
                                          =  (1.00935)  - 1
                                          =  .06728
              The market value adjustment =  the market value factor multiplied by the withdrawal
                                          =  .06728 x $62,985.60
                                          =  $4,237.90


*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

                                                 n/365
        The market value factor  =  [(1+i)/(1+j)]      - 1
                                                     2555/365
                                 =  [(1+.08)/(1+.11)]         - 1
                                            7
                                 =  (.97297)  - 1
                                 =  -.17454
     The market value adjustment =  Minimum of the market value factor multiplied by the withdrawal or the
                                    negative of the excess interest
                                    earned over 3%
                                 =  Maximum (-.17454 x $62,985.60 or -$8,349.25)
                                 =  Maximum (-$10,992.38 or -$8,349.25)
                                 =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

                                                n/365
       The market value factor  =  [(1+i)/(1+j)]      - 1
                                                    2555/365
                                =  [(1+.08)/(1+.05)]         - 1
                                            7
                                =  (1.02857)  - 1
                                =  .21798
   The market value adjustment  =  Minimum of the market value factor multiplied by the withdrawal or the
                                   excess interest earned over 3%
                                =  Minimum of (.21798 x $62,985.60 or $8,349.25)
                                =  Minimum of ($13,729.78 or $8,349.25)
                                =  $8,349.25


*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
          EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 8.6%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

   Annuity Units prior to withdrawal = 1,370
   Annuity Unit Value on the date of withdrawal = 1.39350
   Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

   Rate used in Present Value Determination = 3% (3% AIR)
   Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

   Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 x 75%)

   Annuity Units after withdrawal = 342.50 (1,370 x (1 - (49,386.81/65,849.08))
   Annuity Unit Value on the date of withdrawal = 1.39350

   Monthly Annuity Benefit Payment after withdrawal = $477.27

PAYMENT WITHDRAWALS

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

   Last Monthly Annuity Benefit Payment = $1,820.71
   Withdrawal Amount = $18,207.10 (10 x 1,820.71)

   Annuity Units prior to withdrawal = 1,370

   Annuity Unit Value on the date of withdrawal = 1.39350
   Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

   Rate used in Present Value Determination = 3% (3% AIR)
   Present Value of Future Annuity Benefit Payments = $268,826.18

   Annuity Units after withdrawal = 1,272.71 (1,370 x (1 - (18,207.10/268,826.18))
   Annuity Unit Value on the date of withdrawal = 1.39350
   Monthly Annuity Benefit Payment after withdrawal = $1,779.80

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-P

                                                                     YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------
SUB-ACCOUNT                                             2000      1999     1998     1997    1996      1995
-----------                                           --------- --------- -------- ------- -------- ---------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.142     1.188    1.114   1.042    1.043     1.000
  End of Period ....................................     1.259     1.142    1.188   1.114    1.042     1.043
Number of Units Outstanding at End of Period (in
thousands)..........................................    20,185    25,714   23,977  12,729    6,317     3,267
PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.558     1.541    1.516   1.312    1.185     1.000
  End of Period ....................................     1.620     1.558    1.541   1.516    1.312     1.185
Number of Units Outstanding at End of Period (in
thousands)..........................................    36,438    46,206   43,014  28,548   12,579     2,171
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.844     1.046    1.000     N/A      N/A       N/A
  End of Period ....................................     1.197     1.844    1.046     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     7,624     5,051       27     N/A      N/A       N/A
PIONEER EQUITY-INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     2.219     2.230    1.851   1.388    1.222     1.000
  End of Period ....................................     2.513     2.219    2.230   1.851    1.388     1.222
Number of Units Outstanding at End of Period (in
thousands)..........................................    71,418   100,962   90,684  66,458   33,466     5,553
PIONEER EUROPE VCT PORTFOLIO
Unit Values
  Beginning of Period ..............................     1.340     1.058    1.000     N/A      N/A       N/A
  End of Period ....................................     1.077     1.340    1.058     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    16,906     9,436    1,432     N/A      N/A       N/A
PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.495     1.311    1.053   1.000      N/A       N/A
  End of Period ....................................     1.492     1.495    1.311   1.053      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................   146,664   135,236   67,486   4,171      N/A       N/A
PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.420     1.333    1.000     N/A      N/A       N/A
  End of Period ....................................     1.290     1.420    1.333     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    80,492   113,004   62,983     N/A      N/A       N/A
PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     1.032       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     6,131       N/A      N/A     N/A      N/A       N/A
PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.643     1.154    1.211   1.171    1.094     1.000
  End of Period ....................................     1.256     1.643    1.154   1.211    1.171     1.094
Number of Units Outstanding at End of Period (in
thousands)..........................................    37,930    41,559   44,129  40,253   20,852     2,460
PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.705     1.530    1.615   1.314    1.158     1.000
  End of Period ....................................     1.984     1.705    1.530   1.615    1.314     1.158
Number of Units Outstanding at End of Period (in
thousands)..........................................    50,399    64,824   67,868  61,925   36,746     7,981
PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.165     1.132    1.097   1.063    1.031     1.000
  End of Period ....................................     1.215     1.165    1.132   1.097    1.063     1.031
Number of Units Outstanding at End of Period (in
thousands)..........................................    30,127    31,725   18,693  12,330   10,655     3,210
PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.400     1.482    1.849   1.548    1.156     1.000
  End of Period ....................................     1.788     1.400    1.482   1.849    1.548     1.156
Number of Units Outstanding at End of Period (in
thousands)..........................................    11,911    14,737   19,513  19,818    7,063       342


                                      C-2

                                                                     YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------
SUB-ACCOUNT                                             2000      1999     1998     1997    1996      1995
-----------                                           --------- --------- -------- ------- -------- ---------
PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO
Unit Values
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.741       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    10,416       N/A      N/A     N/A      N/A       N/A
AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.832       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    29,127       N/A      N/A     N/A      N/A       N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.786       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    44,257       N/A      N/A     N/A      N/A       N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.646       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    28,108       N/A      N/A     N/A      N/A       N/A


                                      C-3


                                                                     YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------
SUB-ACCOUNT                                             2000      1999     1998     1997    1996      1995
-----------                                           --------- --------- -------- ------- -------- ---------
DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.831       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    11,497       N/A      N/A     N/A      N/A       N/A
DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.790       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    18,891       N/A      N/A     N/A      N/A       N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.832       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    14,979       N/A      N/A     N/A      N/A       N/A
FT VIP TEMPLETON ASSET STRATEGY FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.999       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     1,340       N/A      N/A     N/A      N/A       N/A
FT VIP TEMPLETON INTERNATIONAL SMALLER
COMPANIES FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.964       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................       790       N/A      N/A     N/A      N/A       N/A
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A       N/A
  End of Period ....................................     0.795       N/A      N/A     N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................    34,696       N/A      N/A     N/A      N/A       N/A

                         CONDENSED FINANCIAL INFORMATION
              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-P

                                                                YEAR ENDED DECEMBER 31,
                                                        2000      1999     1998     1997    1996
                                                        ----      ----     ----     ----    ----
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.130     1.175    1.102   1.030    1.000
  End of Period ....................................     1.245     1.130    1.175   1.102    1.030
Number of Units Outstanding at End of Period (in
thousands)..........................................       303       369      291     203      180
PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.267     1.254    1.233   1.068    1.000
  End of Period ....................................     1.318     1.267    1.254   1.233    1.068
Number of Units Outstanding at End of Period (in
thousands)..........................................       400       537      518     303      121
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.843     1.047    1.000     N/A      N/A
  End of Period ....................................     1.196     1.843    1.047     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................       167        95        0     N/A      N/A
PIONEER EQUITY-INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.778     1.787    1.483   1.112    1.000
  End of Period ....................................     2.014     1.778    1.787   1.483    1.112
Number of Units Outstanding at End of Period (in
thousands)..........................................     1,207     1,316    1,304     641      237
PIONEER EUROPE VCT PORTFOLIO
Unit Values
  Beginning of Period ..............................     1.339     1.058    1.000     N/A      N/A
  End of Period ....................................     1.076     1.339    1.058     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................       242        69        0     N/A      N/A
PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.495     1.311    1.000     N/A      N/A
  End of Period ....................................     1.492     1.495    1.311     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     2,176     1,849    1,191     N/A      N/A
PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.420     1.333    1.000     N/A      N/A
  End of Period ....................................     1.290     1.420    1.333     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     1,572     1,594    1,216     N/A      N/A
PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     1.032       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        27       N/A      N/A     N/A      N/A
PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.466     1.029    1.080   1.044    1.000
  End of Period ....................................     1.120     1.466    1.029   1.080    1.044
Number of Units Outstanding at End of Period (in
thousands)..........................................       664       613      582     347       58
PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.339     1.201    1.268   1.031    1.000
  End of Period ....................................     1.558     1.339    1.201   1.268    1.031
Number of Units Outstanding at End of Period (in
thousands)..........................................     1,040     1,052    1,069     615      166
PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.109     1.077    1.044   1.011    1.000
  End of Period ....................................     1.156     1.109    1.077   1.044    1.011
Number of Units Outstanding at End of Period (in
thousands)..........................................       332       346      306      98      309
PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.086     1.150    1.435   1.201    1.000
  End of Period ....................................     1.387     1.086    1.150   1.435    1.201
Number of Units Outstanding at End of Period (in
thousands)..........................................        64        52       97      75       20


                                      C-5

                                                                YEAR ENDED DECEMBER 31,
                                                        2000      1999     1998     1997    1996
                                                        ----      ----     ----     ----    ----
PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO
Unit Values
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.741       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        64       N/A      N/A     N/A      N/A
AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.832       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................       768       N/A      N/A     N/A      N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.786       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................       230       N/A      N/A     N/A      N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.646       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................       149       N/A      N/A     N/A      N/A
DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.831       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        66       N/A      N/A     N/A      N/A
DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.789       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        15       N/A      N/A     N/A      N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.832       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        50       N/A      N/A     N/A      N/A
FT VIP TEMPLETON ASSET STRATEGY FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.999       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        71       N/A      N/A     N/A      N/A
FT VIP TEMPLETON INTERNATIONAL SMALLER
COMPANIES FUND
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.964       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        16       N/A      N/A     N/A      N/A
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period ..............................     1.000       N/A      N/A     N/A      N/A
  End of Period ....................................     0.795       N/A      N/A     N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................        70       N/A      N/A     N/A      N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-P

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF SEPARATE ACCOUNT VA-P DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-688-9915.





                                DATED MAY 1, 2001

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND
  THE COMPANY................................................................3

SERVICES.....................................................................3

UNDERWRITERS.................................................................3

ANNUITY BENEFIT PAYMENTS.....................................................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
PROGRAM

FINANCIAL STATEMENTS.........................................................F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-P (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on October 27, 1994. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.

Twenty-four Sub-Accounts of the Variable Account are available under the contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Fifteen investment portfolios of Pioneer are available under the Contract: the Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer International Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Growth Shares VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Swiss Franc Bond VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer

Strategic Income VCT Portfolio, Pioneer America Income VCT Portfolio and the Pioneer Money Market VCT Portfolio. One portfolio of AVIF is available under the
Contract: the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the FT VIP Templeton Asset Strategy Fund, the FT VIP Templeton International Smaller Companies Fund and the FT VIP Franklin Small Cap Fund. One Van Kampen portfolio is available under the
Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACTS, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the contracts or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio, and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-P of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street,

Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable laws to sell variable annuity policies.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Pioneer Funds Distributor, Inc. for administrative and support services with respect to the distribution of the Contract; however, Pioneer Funds Distributor, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's general account, which may include investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $22,012,309, $19,364,529 and $22,865,648.37.

No commissions will be paid for sales of Contract A3030-99. However, a representative of Allmerica Investments or an independent broker-dealer may assess an advisory fee as compensation for his or her services.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period............................$1.135000

(2)  Value of Assets -- Beginning of Valuation Period...............................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses......................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)...... 0.000335

(5)  Annual Charge (one-day equivalent of 0.50% per annum)............................0.000014

(6)  Net Investment Rate (4) - (5)....................................................0.000321

(7)  Net Investment Factor 1.000000 + (6).............................................1.000321

(8)  Accumulation Unit Value -- Current Period (1) x (7).............................$1.135364

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134604.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was 1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by
 .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105121, which produces a current monthly payment of $295.71.

                 ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-P.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                             SEPARATE ACCOUNT VA-P

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                  INTERNATIONAL       MID-CAP        REAL ESTATE
                                                                                     GROWTH           VALUE(a)          GROWTH
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............      $47,630,078     $ 100,006,706     $21,298,259
Investments in shares of AIM Variable Insurance Funds .........................                -                 -               -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -               -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -               -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -               -
                                                                                 ---------------- ----------------- ---------------
    Total assets ..............................................................       47,630,078       100,006,706      21,298,259

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                95             ---
                                                                                 ---------------- ----------------- ---------------
    Net assets ................................................................      $47,630,078     $ 100,006,611     $21,298,259
                                                                                 ================ ================= ===============

Net asset distribution by category:
  Variable annuity contracts ..................................................      $47,630,078     $ 100,006,611     $21,298,259
                                                                                 ================ ================= ===============

Units outstanding, December 31, 2000 ..........................................       37,929,949        50,399,064      11,911,385
Net asset value per unit, December 31, 2000 ...................................       $ 1.255738        $ 1.984295      $ 1.788059

                                                                                                                        AMERICA
                                                                                   EQUITY-INCOME       BALANCED          INCOME
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............   $  179,514,619  $     59,013,079 $    25,411,667
Investments in shares of AIM Variable Insurance Funds .........................                -                 -               -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -               -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -               -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -               -
                                                                                 ---------------- ---------------- ----------------
    Total assets ..............................................................      179,514,619        59,013,079      25,411,667

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................           26,945                 -               -
                                                                                 ---------------- ---------------- ----------------
    Net assets ................................................................   $  179,487,674  $     59,013,079 $    25,411,667
                                                                                 ================ ================ ================

Net asset distribution by category:
  Variable annuity contracts ..................................................   $  179,487,674  $     59,013,079 $    25,411,667
                                                                                 ================ ================ ================

Units outstanding, December 31, 2000 ..........................................       71,418,239        36,437,701      20,184,834
Net asset value per unit, December 31, 2000 ...................................   $     2.513191  $       1.619561 $      1.258949

                                                                                      MONEY          SWISS FRANC
                                                                                      MARKET            BOND
                                                                                 ---------------- -----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............   $   36,596,988  $     34,945,238
Investments in shares of AIM Variable Insurance Funds .........................                -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -
                                                                                 ---------------- -----------------
    Total assets ..............................................................       36,596,988        34,945,238

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                 -
                                                                                 ---------------- -----------------
    Net assets ................................................................   $   36,596,988  $     34,945,238
                                                                                 ================ ================

Net asset distribution by category:
  Variable annuity contracts ..................................................   $   36,596,988  $     34,945,238
                                                                                 ================ ================

Units outstanding, December 31, 2000 ..........................................       30,127,400        47,586,366
Net asset value per unit, December 31, 2000 ...................................   $     1.214741  $       0.734354


(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                               DECEMBER 31, 2000

                                                                                      GROWTH           PIONEER          EMERGING
                                                                                      SHARES           FUND(a)           MARKETS
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............  $   103,816,403  $    218,855,124  $     9,122,650
Investments in shares of AIM Variable Insurance Funds .........................                -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc ..........                -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -                -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -                -
                                                                                 ---------------- ----------------- ---------------
    Total assets ..............................................................      103,816,403       218,855,124        9,122,650

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                 -               -
                                                                                 ---------------- ----------------- ---------------
    Net assets ................................................................  $   103,816,403  $    218,855,124  $    9,122,650
                                                                                 ================ ================= ===============

Net asset distribution by category:
  Variable annuity contracts ..................................................  $   103,816,403  $   218,855,124  $     9,122,650
                                                                                 ================ ================ ================

Units outstanding, December 31, 2000 ..........................................       80,492,370      146,663,623        7,624,007
Net asset value per unit, December 31, 2000 ...................................  $      1.289767  $      1.492225  $      1.196569


                                                                                                     STRATEGIC
                                                                                    EUROPE             INCOME          HIGH YIELD
                                                                                 ---------------- ----------------- ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............  $    18,207,788  $      2,775,354  $     6,327,110
Investments in shares of AIM Variable Insurance Funds .........................                -                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -                 -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                 -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                 -                -
Investment in shares Van Kampen Life Investment Trust .........................                -                 -                -
                                                                                 ---------------- ----------------- ---------------
    Total assets ..............................................................       18,207,788         2,775,354        6,327,110

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                 -               -
                                                                                 ---------------- ----------------- ---------------
    Net assets ................................................................  $    18,207,788  $      2,775,354  $    6,327,110
                                                                                 ================ ================= ===============

Net asset distribution by category:
  Variable annuity contracts ..................................................  $    18,207,788  $      2,775,354  $    6,327,110
                                                                                 ================ ================= ===============

Units outstanding, December 31, 2000 ..........................................       16,906,213        2,689,125        6,130,921
Net asset value per unit, December 31, 2000 ...................................  $      1.076988  $      1.032066  $      1.032000



                                                                                                      AIM V.I.
                                                                                      SCIENCE &        CAPITAL
                                                                                    TECHNOLOGY      APPRECIATION
                                                                                 ---------------- -----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ...............  $     7,717,803  $             -
Investments in shares of AIM Variable Insurance Funds .........................                -       24,235,621
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -                -
Investments in shares of Delaware Group Premium Fund ..........................                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -                -
Investment in shares Van Kampen Life Investment Trust .........................                -                -
                                                                                 ---------------- -----------------
    Total assets ..............................................................        7,717,803        24,235,621

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................                -                -
                                                                                 ---------------- -----------------
    Net assets ................................................................  $     7,717,803  $     24,235,621
                                                                                 ================ =================

Net asset distribution by category:
  Variable annuity contracts ..................................................  $     7,717,803  $     24,235,621
                                                                                 ================ =================

Units outstanding, December 31, 2000 ..........................................       10,415,529        29,127,287
Net asset value per unit, December 31, 2000 ...................................  $      0.740990  $       0.832059

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P

                                DECEMBER 31, 2000

                                                                                   ALLIANCE                              DGPF
                                                                                    PREMIER          ALLIANCE           GROWTH
                                                                                    GROWTH          TECHNOLOGY       OPPORTUNITIES
                                                                                    CLASS B           CLASS B        SERVICE CLASS
                                                                                ----------------  ----------------  ----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ............... $             -   $             -   $             -
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........      34,773,951        18,170,630                 -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -         9,553,194
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -                 -                 -
Investment in shares Van Kampen Life Investment Trust .........................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Total assets ..............................................................      34,773,951        18,170,630         9,553,194

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Net assets ................................................................ $    34,773,951   $    18,170,630   $     9,553,194
                                                                                ================  ================  ================

Net asset distribution by category:
  Variable annuity contracts .................................................. $    34,773,951   $    18,170,630   $     9,553,194
                                                                                ================  ================  ================

Units outstanding, December 31, 2000 ..........................................      44,257,096        28,107,765        11,497,433
Net asset value per unit, December 31, 2000 ................................... $      0.785726   $      0.646463   $      0.830898


                                                                                      DGPF                              TEMPLETON
                                                                                     SELECT            FRANKLIN           ASSET
                                                                                     GROWTH           SMALL CAP          STRATEGY
                                                                                 SERVICE CLASS         CLASS 2           CLASS 2
                                                                                ----------------  ----------------  ----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ............... $             -  $              -   $             -
Investments in shares of AIM Variable Insurance Funds .........................               -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -                 -
Investments in shares of Delaware Group Premium Fund ..........................      14,916,133                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .               -        12,462,514         1,338,441
Investment in shares Van Kampen Life Investment Trust .........................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Total assets ..............................................................      14,916,133        12,462,514         1,338,441

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -                 -
                                                                                ----------------  ----------------  ----------------
    Net assets ................................................................ $    14,916,133   $    12,462,514   $     1,338,441
                                                                                ================  ================  ================

Net asset distribution by category:
  Variable annuity contracts .................................................. $    14,916,133   $    12,462,514   $     1,338,441
                                                                                ================  ================  ================

Units outstanding, December 31, 2000 ..........................................      18,890,985        14,978,641         1,339,798
Net asset value per unit, December 31, 2000 ................................... $      0.789590   $      0.832019   $      0.998987



                                                                                   TEMPLETON
                                                                                 INTERNATIONAL
                                                                                    SMALLER          VAN KAMPEN
                                                                                   COMPANIES        LIT EMERGING
                                                                                    CLASS 2            GROWTH
                                                                                ----------------   ---------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust (VCT) ............... $             -    $            -
Investments in shares of AIM Variable Insurance Funds .........................               -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........               -                 -
Investments in shares of Delaware Group Premium Fund ..........................               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .         761,741                 -
Investment in shares Van Kampen Life Investment Trust .........................               -        27,571,147
                                                                                ----------------   ---------------
    Total assets ..............................................................         761,741        27,571,147

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................               -                 -
                                                                                ----------------   ---------------
    Net assets ................................................................ $       761,741    $   27,571,147
                                                                                ================   ===============

Net asset distribution by category:
  Variable annuity contracts .................................................. $       761,741    $   27,571,147
                                                                                ================   ===============

Units outstanding, December 31, 2000 ..........................................         790,424        34,695,745
Net asset value per unit, December 31, 2000 ................................... $      0.963712    $     0.794655

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000


                                                            INTERNATIONAL        MID-CAP          REAL ESTATE
                                                                GROWTH           VALUE(a)            GROWTH        EQUITY-INCOME
                                                            ---------------  ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends .............................................   $      507,223   $       740,215   $      1,034,719   $    4,329,115
                                                            ---------------  ----------------  -----------------  ---------------

EXPENSES:
  Mortality and expense risk fees .........................        817,665         1,279,077            251,281        2,303,305
  Administrative expense charges ..........................         98,120           153,489             30,154          276,397
                                                            ---------------  ----------------  -----------------  ---------------
    Total expenses ........................................        915,785         1,432,566            281,435        2,579,702
                                                            ---------------  ----------------  -----------------  ---------------
    Net investment income (loss) ..........................       (408,562)         (692,351)           753,284        1,749,413
                                                            ---------------  ----------------  -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......              -         6,427,591                  -       14,875,855
  Net realized gain (loss) from sales of investments ......      1,994,521         3,939,687           (734,572)       9,280,176
                                                            ---------------  ----------------  -----------------  ---------------
    Net realized gain (loss) ..............................      1,994,521        10,367,278           (734,572)      24,156,031
  Net unrealized gain (loss) ..............................    (17,911,710)        5,456,283          4,877,870       (6,073,238)
                                                            ---------------  ----------------  -----------------  ---------------
    Net realized and unrealized  gain (loss) ..............    (15,917,189)       15,823,561          4,143,298       18,082,793
                                                            ---------------  ----------------  -----------------  ---------------
    Net increase (decrease) in net assets from operations .$   (16,325,751)  $    15,131,210   $      4,896,582   $   19,832,206
                                                            ===============  ================  =================  ===============

                                                                                AMERICA          MONEY            SWISS FRANC
                                                               BALANCED         INCOME           MARKET              BOND
                                                            ------------      ------------     ------------       ------------
INVESTMENT INCOME:
  Dividends ............................................... $ 2,060,763       $ 1,538,344      $ 1,835,598        $         -
                                                            ------------      ------------     ------------       ------------
EXPENSES:

  Mortality and expense risk fees .........................     805,129           322,021           413,257           443,922
  Administrative expense charges ..........................      96,616            38,642            49,590            53,271
                                                            ------------      ------------     ------------       ------------
    Total expenses ........................................     901,745           360,663           462,847           497,193
                                                            ------------      ------------     ------------       ------------
    Net investment income (loss) ..........................   1,159,018         1,177,681         1,372,751          (497,193)
                                                            ------------      ------------     ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......           -                 -                 -                 -
  Net realized gain (loss) from sales of investments ......     230,637          (475,771)                -        (1,731,105)
                                                            ------------      ------------     ------------       ------------
    Net realized gain (loss) ..............................     230,637          (475,771)                -        (1,731,105)
  Net unrealized gain (loss) ..............................   1,066,752         1,740,633                 -         1,332,567
                                                            ------------      ------------     ------------       ------------
    Net realized and unrealized  gain (loss) ..............   1,297,389         1,264,862                 -          (398,538)
                                                            ------------      ------------     ------------       ------------
    Net increase (decrease) in net assets from operations . $ 2,456,407       $ 2,442,543      $   1,372,751      $  (895,731)
                                                            ============      ============     =============      ============

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                        GROWTH          PIONEER        EMERGING
                                                                        SHARES          FUND(a)         MARKETS           EUROPE
                                                                    -------------    ------------    -------------    -------------
INVESTMENT INCOME:                                                  $          -     $ 1,671,470     $          -     $     42,619
  Dividends ...................................................     -------------    ------------    -------------    -------------

EXPENSES:                                                              1,678,275       2,666,933          205,345          279,603
  Mortality and expense risk fees .............................          201,393         320,032           24,641           33,553
  Administrative expense charges ..............................     -------------    ------------    -------------    -------------
                                                                       1,879,668       2,986,965          229,986          313,156
    Total expenses ............................................     -------------    ------------    -------------    -------------
                                                                      (1,879,668)     (1,315,495)        (229,986)        (270,537)
    Net investment income (loss) ..............................     -------------    ------------    -------------    -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:                   11,747,964       1,211,155          371,812           18,345
  Realized gain distributions from portfolio sponsor ..........        2,071,881       3,070,263       (1,745,283)      (1,234,494)
  Net realized gain (loss) from sales of investments ..........     -------------    ------------    -------------    -------------
                                                                      13,819,845       4,281,418       (1,373,471)      (1,216,149)
    Net realized gain (loss) ..................................      (24,157,542)     (3,579,897)      (6,983,767)      (4,421,721)
  Net unrealized gain (loss) ..................................     -------------    ------------    -------------    -------------
                                                                     (10,337,697)        701,521       (8,357,238)      (5,637,870)
    Net realized and unrealized  gain (loss) ..................     -------------    ------------    -------------    -------------
                                                                    $(12,217,365)   $   (613,974)   $  (8,587,224)     $ (5,908,407)
    Net increase (decrease) in net assets from operations .....     =============   ============    =============     =============

                                                                                                                         AIM V.I.
                                                                       STRATEGIC                       SCIENCE &         CAPITAL
                                                                        INCOME        HIGH YIELD*     TECHNOLOGY*     APPRECIATION*
                                                                     -------------    -----------    -------------    -------------
INVESTMENT INCOME:
  Dividends ...................................................      $    162,207     $  237,228     $          -     $          -
                                                                     -------------    -----------    -------------    -------------
EXPENSES:
  Mortality and expense risk fees .............................            26,253         32,947           59,213          156,026
  Administrative expense charges ..............................             3,150          3,954            7,105           18,723
                                                                     -------------    -----------    -------------    -------------
    Total expenses ............................................            29,403         36,901           66,318          174,749
                                                                     -------------    -----------    -------------    -------------
    Net investment income (loss) ..............................           132,804        200,327          (66,318)        (174,749)
                                                                     -------------    -----------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ..........                 -             -                 -          672,944
  Net realized gain (loss) from sales of investments ..........           (20,373)       (31,026)        (563,199)         (99,698)
                                                                     -------------    -----------    -------------    -------------
    Net realized gain (loss) ..................................           (20,373)       (31,026)        (563,199)         573,246
  Net unrealized gain (loss) ..................................           (34,421)      (304,354)      (3,551,596)      (5,186,884)
                                                                     -------------    -----------    -------------    -------------
    Net realized and unrealized  gain (loss) ..................           (54,794)      (335,380)      (4,114,795)      (4,613,638)
                                                                     -------------    -----------    -------------    -------------
    Net increase (decrease) in net assets from operations .....      $     78,010     $ (135,053)    $ (4,181,113)    $ (4,788,387)
                                                                     =============    ===========    =============    =============

* For the period 5/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       ALLIANCE                          DGPF             DGPF
                                                                        PREMIER        ALLIANCE         GROWTH           SELECT
                                                                        GROWTH        TECHNOLOGY     OPPORTUNITIES       GROWTH
                                                                       CLASS B*        CLASS B*      SERVICE CLASS*   SERVICE CLASS*
                                                                     ------------   -------------   ---------------  ---------------
INVESTMENT INCOME:
  Dividends ...................................................      $         -    $          -    $            -   $            -
                                                                     ------------   -------------   ---------------  ---------------
EXPENSES:
  Mortality and expense risk fees .............................          227,475         132,769            59,579          121,895
  Administrative expense charges ..............................           27,297          15,933             7,150           14,628
                                                                     ------------   -------------   ---------------  ---------------
    Total expenses ............................................          254,772         148,702            66,729          136,523
                                                                     ------------   -------------   ---------------  ---------------
    Net investment income (loss) ..............................         (254,772)       (148,702)          (66,729)        (136,523)
                                                                     ------------   -------------   ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ..........          820,080         514,060                 -                -
  Net realized gain (loss) from sales of investments ..........         (172,926)       (123,958)          (84,571)         (88,684)
                                                                     ------------   -------------   ---------------  ---------------
    Net realized gain (loss) ..................................          647,154         390,102           (84,571)         (88,684)
  Net unrealized gain (loss) ..................................       (7,674,748)     (7,860,499)       (1,646,922)      (3,010,165)
                                                                     ------------   -------------   ---------------  ---------------
    Net realized and unrealized  gain (loss) ..................       (7,027,594)     (7,470,397)       (1,731,493)      (3,098,849)
                                                                     ------------   -------------   ---------------  ---------------
    Net increase (decrease) in net assets from operations .....      $(7,282,366)   $ (7,619,099)   $   (1,798,222)  $   (3,235,372)
                                                                     ============   =============   ===============  ===============

                                                                                                       TEMPLETON
                                                                                       TEMPLETON     INTERNATIONAL
                                                                        FRANKLIN         ASSET          SMALLER       VAN KAMPEN
                                                                        SMALL CAP       STRATEGY       COMPANIES     LIT EMERGING
                                                                         CLASS 2*       CLASS 2*        CLASS 2*        GROWTH*
                                                                      -------------   ------------   -------------   -------------
INVESTMENT INCOME:
  Dividends ...................................................       $          -    $         -    $          -    $          -
                                                                      -------------   ------------   -------------   -------------
EXPENSES:                                                                   64,090          5,680           3,827         178,303
  Mortality and expense risk fees .............................              7,691            682             459          21,396
  Administrative expense charges ..............................       -------------   ------------   -------------   -------------
                                                                            71,781          6,362           4,286         199,699
    Total expenses ............................................       -------------   ------------   -------------   -------------
                                                                           (71,781)        (6,362)         (4,286)       (199,699)
    Net investment income (loss) ..............................       -------------   ------------   -------------   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:                              -              -               -               -
  Realized gain distributions from portfolio sponsor ..........           (333,560)        (1,157)         (3,125)       (265,629)
  Net realized gain (loss) from sales of investments ..........       -------------   ------------   -------------   -------------
                                                                          (333,560)        (1,157)         (3,125)       (265,629)
    Net realized gain (loss) ..................................         (1,997,943)        23,042         (30,100)     (5,573,127)
  Net unrealized gain (loss) ..................................       -------------   ------------   -------------   -------------
                                                                        (2,331,503)        21,885         (33,225)     (5,838,756)
    Net realized and unrealized  gain (loss) ..................       -------------   ------------   -------------   -------------
                                                                      $ (2,403,284)   $    15,523    $    (37,511)   $ (6,038,455)
    Net increase (decrease) in net assets from operations .....       =============   ============   =============   =============

* For the period 5/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 MID-CAP
                                                                           INTERNATIONAL GROWTH                  VALUE(a)
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                        ----------------------------  -----------------------------
                                                                           2000           1999             2000           1999
                                                                        -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $   (408,562)  $    (93,288)  $    (692,351)     $ (594,047)
    Net realized gain (loss) .........................................     1,994,521       (771,260)     10,367,278       1,144,031
    Net unrealized gain (loss) .......................................   (17,911,710)    20,958,734       5,456,283      10,392,677
                                                                        -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from operations ............   (16,325,751)    20,094,186      15,131,210      10,942,661
                                                                        -------------  -------------  --------------  --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     6,729,669      5,133,508       7,485,630      11,356,815
    Withdrawals ......................................................   (16,532,085)    (4,668,748)    (16,964,068      (8,704,884)
    Contract benefits ................................................    (1,757,443)    (1,201,647)     (3,247,837)     (2,355,992)
    Contract charges .................................................       (23,177)       (15,211)        (39,782)        (36,692)
    Transfers between sub-accounts (including fixed account), net ....     4,549,102     (4,162,803)    (14,443,943)    (10,326,408)
    Other transfers from (to) the General Account ....................     2,690,838      2,177,886       1,531,425       5,841,966

    Net increase (decrease) in investment by Sponsor .................             -              -               -               -
                                                                        -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions..    (4,343,096)    (2,737,015)    (25,678,575      (4,225,195)
                                                                        -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets ............................   (20,668,847)    17,357,171     (10,547,365)      6,717,466

NET ASSETS:
  Beginning of year ..................................................    68,298,925     50,941,754     110,553,976     103,836,510
                                                                        -------------  -------------  --------------  --------------
  End of year ........................................................  $ 47,630,078   $ 68,298,925   $ 100,006,611   $ 110,553,976
                                                                        =============  =============  ==============  ==============

                                                                             REAL ESTATE GROWTH            EQUITY-INCOME
                                                                                YEAR ENDED                   YEAR ENDED
                                                                               DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ------------------------------
                                                                           2000           1999            2000            1999
                                                                       -------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $    753,284   $    909,418   $   1,749,413   $   1,175,019
    Net realized gain (loss) .........................................     (734,572)    (1,090,125)     24,156,031       8,788,059
    Net unrealized gain (loss) .......................................    4,877,870     (1,135,311)     (6,073,238)    (11,312,662)
                                                                       -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from operations ............    4,896,582     (1,316,018)     19,832,206      (1,349,584)
                                                                       -------------  -------------  --------------  --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................      807,576      1,510,962       9,659,711      31,702,046
    Withdrawals ......................................................   (5,581,687)    (1,935,661)    (29,112,285)    (15,220,511)
    Contract benefits ................................................     (597,244)      (540,056)     (6,309,033)     (5,321,367)
    Contract charges .................................................       (7,497)        (9,039)        (59,721)        (55,161)
    Transfers between sub-accounts (including fixed account), net ....      487,321     (7,212,351)    (41,405,472)    (11,745,624)
    Other transfers from (to) the General Account ....................      657,831      1,220,751       2,823,601      23,822,544
    Net increase (decrease) in investment by Sponsor .................            -              -               -               -
                                                                       -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions..   (4,233,700)    (6,965,394)    (64,403,199)     23,181,927
                                                                       -------------  -------------  --------------  --------------
    Net increase (decrease) in net assets ............................      662,882     (8,281,412)    (44,570,993)     21,832,343

NET ASSETS:
  Beginning of year ..................................................   20,635,377     28,916,789     224,058,667     202,226,324
                                                                       -------------  -------------  --------------  --------------
  End of year ........................................................ $ 21,298,259   $ 20,635,377   $ 179,487,674   $ 224,058,667
                                                                       =============  =============  ==============  ==============

                                                                                BALANCED
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                            2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   1,159,018  $   1,538,798
    Net realized gain (loss) .........................................       230,637         31,535
    Net unrealized gain (loss) .......................................     1,066,752       (838,780)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ............     2,456,407        731,553
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     2,972,433      8,338,267
    Withdrawals ......................................................    (7,497,313)    (5,283,328)
    Contract benefits ................................................    (3,063,917)    (1,582,663)
    Contract charges .................................................       (19,275)       (17,103)
    Transfers between sub-accounts (including fixed account), net ....   (10,315,979)    (7,983,186)
    Other transfers from (to) the General Account ....................     2,511,756     11,493,482
    Net increase (decrease) in investment by Sponsor .................             -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract transactions..   (15,412,295)     4,965,469
                                                                       -------------  -------------
    Net increase (decrease) in net assets ............................   (12,955,888)     5,697,022

NET ASSETS:
  Beginning of year ..................................................    71,968,967     66,271,945
                                                                       -------------  -------------
  End of year ........................................................ $  59,013,079  $  71,968,967
                                                                       =============  =============

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                             AMERICA INCOME                    MONEY MARKET
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------   -----------------------------
                                                                           2000           1999             2000           1999
                                                                       -------------  -------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $  1,177,681   $  1,267,307    $   1,372,751   $    827,270
    Net realized gain (loss) .........................................     (475,771)      (205,375)               -              -
    Net unrealized gain (loss) .......................................    1,740,633     (2,223,686)               -              -
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from operations ............    2,442,543     (1,161,754)       1,372,751        827,270
                                                                       -------------  -------------   --------------  -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................    2,162,708      5,253,558       20,142,914      9,851,766
    Withdrawals ......................................................   (3,277,307)    (3,768,287)     (10,501,383)    (6,815,328)
    Contract benefits ................................................     (935,588)    (1,321,815)      (2,301,873)    (2,652,980)
    Contract charges .................................................       (7,572)        (6,107)         (12,816)        (4,896)
    Transfers between sub-accounts (including fixed account), net ....   (5,490,456)    (5,867,244)      (1,867,550)    13,763,643
    Other transfers from (to) the General Account ....................    1,148,647      7,761,310       (7,196,761)       837,727
    Net increase (decrease) in investment by Sponsor .................            -              -                -              -
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from contract transactions..   (6,399,568)     2,051,415       (1,737,469)    14,979,932
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets ............................   (3,957,025)       889,661         (364,718)    15,807,202

NET ASSETS:
  Beginning of year ..................................................   29,368,692     28,479,031       36,961,706     21,154,504
                                                                       -------------  -------------   --------------  -------------
  End of year ........................................................ $ 25,411,667   $ 29,368,692    $  36,596,988   $ 36,961,706
                                                                       =============  =============   ==============  =============

                                                                            SWISS FRANC BOND                  GROWTH SHARES
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------   ----------------------------
                                                                           2000           1999             2000           1999
                                                                       -------------  -------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (497,193)  $   (312,336)   $  (1,879,668)  $ (1,849,552)
    Net realized gain (loss) .........................................   (1,731,105)      (693,149)      13,819,845      1,555,662
    Net unrealized gain (loss) .......................................    1,332,567     (5,838,684)     (24,157,542)     6,319,537
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from operations ............     (895,731)    (6,844,169)     (12,217,365)     6,025,647
                                                                       -------------  -------------   --------------  -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................    1,335,572     16,664,976       15,198,161     45,393,510
    Withdrawals ......................................................   (2,812,297)    (2,182,169)     (20,261,654)    (8,707,610)
    Contract benefits ................................................     (303,693)      (440,078)      (3,107,336)    (2,195,426)
    Contract charges .................................................      (20,215)       (20,454)         (63,449)       (37,529)
    Transfers between sub-accounts (including fixed account), net ....   (4,102,950)    (5,244,408)     (40,187,462)    12,015,875
    Other transfers from (to) the General Account ....................     (652,345)       (31,526)       3,999,308     24,010,625
    Net increase (decrease) in investment by Sponsor .................           -              -                -               -
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets from contract transactions..   (6,555,928)     8,746,341      (44,422,432)    70,479,445
                                                                       -------------  -------------   --------------  -------------
    Net increase (decrease) in net assets ............................   (7,451,659)     1,902,172      (56,639,797)    76,505,092

NET ASSETS:
  Beginning of year ..................................................   42,396,897     40,494,725      160,456,200     83,951,108
                                                                       -------------  -------------   --------------  -------------
  End of year ........................................................ $ 34,945,238   $ 42,396,897    $ 103,816,403   $160,456,200
                                                                       =============  =============   ==============  =============

                                                                            PIONEER FUND(a)
                                                                              YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $ (1,315,495)  $   (803,170)
    Net realized gain (loss) .........................................    4,281,418        999,244
    Net unrealized gain (loss) .......................................   (3,579,897)    19,864,608
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ............     (613,974)    20,060,682
                                                                       -------------  -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   47,585,441     58,509,444
    Withdrawals ......................................................  (23,014,636)    (8,809,772)
    Contract benefits ................................................   (4,673,609)    (3,399,385)
    Contract charges .................................................     (108,024)       (35,615)
    Transfers between sub-accounts (including fixed account), net ....  (13,879,334)    17,839,851
    Other transfers from (to) the General Account ....................   11,367,532     29,563,277
    Net increase (decrease) in investment by Sponsor .................            -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract transactions..   17,277,370     93,667,800
                                                                       -------------  -------------
    Net increase (decrease) in net assets ............................   16,663,396    113,728,482

NET ASSETS:
  Beginning of year ..................................................  202,191,728     88,463,246
                                                                       -------------  -------------
  End of year ........................................................ $218,855,124   $202,191,728
                                                                       =============  =============

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                            EMERGING MARKETS                      EUROPE
                                                                               YEAR ENDED                       YEAR ENDED
                                                                              DECEMBER 31,                    DECEMBER 31,
                                                                       ---------------------------      ---------------------------
                                                                           2000           1999              2000           1999
                                                                       ------------    -----------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $  (229,986)    $  (31,478)      $  (270,537)   $   (99,646)
    Net realized gain (loss) .........................................  (1,373,471)        (5,082)       (1,216,149)       188,230
    Net unrealized gain (loss) .......................................  (6,983,767)     2,282,269        (4,421,721)     2,597,623
                                                                       ------------    -----------      ------------   ------------
    Net increase (decrease) in net assets from operations ............  (8,587,224)     2,245,709        (5,908,407)     2,686,207
                                                                       ------------    -----------      ------------   ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   4,804,809      2,274,749         6,434,242      3,506,643
    Withdrawals ......................................................  (3,333,701)      (178,825)       (4,800,853)      (836,971)
    Contract benefits ................................................    (144,228)       (31,148)         (140,313)       (17,861)
    Contract charges .................................................      (9,088)          (558)          (12,476)        (1,262)
    Transfers between sub-accounts (including fixed account), net ....   5,885,744      4,449,367         8,531,226      3,186,470
    Other transfers from (to) the General Account ....................   1,189,609        529,607         1,462,999      2,604,148
    Net increase (decrease) in investment by Sponsor .................           -            (28)                -            (21)
                                                                       ------------    -----------      ------------   ------------
    Net increase (decrease) in net assets from contract transactions..   8,393,145      7,043,164        11,474,825      8,441,146
                                                                       ------------    -----------      ------------   ------------
    Net increase (decrease) in net assets ............................    (194,079)     9,288,873         5,566,418     11,127,353

NET ASSETS:
  Beginning of year ..................................................   9,316,729         27,856        12,641,370      1,514,017
                                                                       ------------    -----------      ------------   ------------
  End of year ........................................................ $ 9,122,650     $9,316,729       $18,207,788    $12,641,370
                                                                       ============    ===========      ============   ============

                                                                            STRATEGIC INCOME             HIGH YIELD
                                                                                          PERIOD           PERIOD
                                                                        YEAR ENDED     FROM 7/29/99*    FROM 5/1/00*
                                                                         12/31/00       TO 12/31/99      TO 12/31/00
                                                                       ------------    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   132,804     $   11,470       $   200,327
    Net realized gain (loss) .........................................     (20,373)           (94)          (31,026)
    Net unrealized gain (loss) .......................................     (34,421)        (9,006)         (304,354)
                                                                       ------------    ------------     ------------
    Net increase (decrease) in net assets from operations ............      78,010          2,370          (135,053)
                                                                       ------------    ------------     ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   1,623,710        255,245         4,429,521
    Withdrawals ......................................................    (318,921)       (14,392)         (171,946)
    Contract benefits ................................................     (10,502)             -            (5,208)
    Contract charges .................................................      (1,159)            (9)           (1,604)
    Transfers between sub-accounts (including fixed account), net ....     199,517        344,136         1,773,451
    Other transfers from (to) the General Account ....................     467,062        150,292           438,081
    Net increase (decrease) in investment by Sponsor .................           -             (5)             (132)
                                                                       ------------    ------------     ------------
    Net increase (decrease) in net assets from contract transactions..   1,959,707        735,267         6,462,163
                                                                       ------------    ------------     ------------
    Net increase (decrease) in net assets ............................   2,037,717        737,637         6,327,110

NET ASSETS:
  Beginning of year ..................................................     737,637              -                 -
                                                                       ------------    ------------     ------------
  End of year ........................................................ $ 2,775,354     $  737,637       $ 6,327,110
                                                                       ============    ============     ============

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                                        AIM V.I.        ALLIANCE        ALLIANCE
                                                                        SCIENCE &       CAPITAL          PREMIER       TECHNOLOGY
                                                                       TECHNOLOGY     APPRECIATION   GROWTH CLASS B      CLASS B
                                                                         PERIOD          PERIOD          PERIOD          PERIOD
                                                                       FROM 5/1/00*   FROM 5/1/00*    FROM 5/1/00*    FROM 5/1/00*
                                                                       TO 12/31/00    TO 12/31/00     TO 12/31/00      TO 12/31/00
                                                                       ------------   ------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (66,318)   $  (174,749)    $  (254,772)    $  (148,702)
    Net realized gain (loss) .........................................    (563,199)       573,246         647,154         390,102
    Net unrealized gain (loss) .......................................  (3,551,596)    (5,186,884)     (7,674,748)     (7,860,499)
                                                                       ------------   ------------   --------------   ------------
    Net increase (decrease) in net assets from operations ............  (4,181,113)    (4,788,387)     (7,282,366)     (7,619,099)
                                                                       ------------   ------------   --------------   ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   6,146,277     10,506,801      14,332,484       8,756,052
    Withdrawals ......................................................    (391,121)    (1,141,949)     (1,367,363)       (963,076)
    Contract benefits ................................................     (72,274)       (26,764)        (38,257)       (194,842)
    Contract charges .................................................      (4,020)        (8,157)        (10,145)         (7,867)
    Transfers between sub-accounts (including fixed account), net ....   4,395,135     17,365,731      25,138,596      16,536,707
    Other transfers from (to) the General Account ....................   1,825,289      2,328,460       4,000,984       1,662,703
    Net increase (decrease) in investment by Sponsor .................        (370)          (114)             18              52
                                                                       ------------   ------------   --------------   ------------
    Net increase (decrease) in net assets from contract transactions..  11,898,916     29,024,008      42,056,317      25,789,729
                                                                       ------------   ------------   --------------   ------------
    Net increase (decrease) in net assets ............................   7,717,803     24,235,621      34,773,951      18,170,630

NET ASSETS:
  Beginning of year ..................................................           -              -               -               -
                                                                       ------------   ------------   --------------   ------------
  End of year ........................................................ $ 7,717,803    $24,235,621     $34,773,951     $18,170,630
                                                                       ============   ============   ==============   ============

                                                                           DGPF
                                                                          GROWTH
                                                                       OPPORTUNITIES
                                                                       SERVICE CLASS
                                                                          PERIOD
                                                                       FROM 5/1/00*
                                                                        TO 12/31/00
                                                                       -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $   (66,729)
    Net realized gain (loss) .........................................     (84,571)
    Net unrealized gain (loss) .......................................  (1,646,922)
                                                                       -------------
    Net increase (decrease) in net assets from operations ............  (1,798,222)
                                                                       -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   3,456,533
    Withdrawals ......................................................    (371,232)
    Contract benefits ................................................     (77,790)
    Contract charges .................................................      (3,075)
    Transfers between sub-accounts (including fixed account), net ....   7,368,341
    Other transfers from (to) the General Account ....................     978,675
    Net increase (decrease) in investment by Sponsor .................         (36)
                                                                       -------------
    Net increase (decrease) in net assets from contract transactions..  11,351,416
                                                                       -------------
    Net increase (decrease) in net assets ............................   9,553,194

NET ASSETS:
  Beginning of year ..................................................           -
                                                                       -------------
  End of year ........................................................ $ 9,553,194
                                                                       =============


* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                                                                        TEMPLETON
                                                                          DGPF                          TEMPLETON     INTERNATIONAL
                                                                         SELECT         FRANKLIN          ASSET           SMALLER
                                                                         GROWTH         SMALL CAP       STRATEGY         COMPANIES
                                                                      SERVICE CLASS      CLASS 2         CLASS 2          CLASS 2
                                                                         PERIOD          PERIOD          PERIOD           PERIOD
                                                                       FROM 5/1/00*    FROM 5/1/00*    FROM 5/1/00*    FROM 5/1/00*
                                                                       TO 12/31/00     TO 12/31/00     TO 12/31/00     TO 12/31/00
                                                                      -------------    ------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................... $  (136,523)    $   (71,781)    $   (6,362)     $ (4,286)
    Net realized gain (loss) .........................................     (88,684)       (333,560)        (1,157)       (3,125)
    Net unrealized gain (loss) .......................................  (3,010,165)     (1,997,943)        23,042       (30,100)
                                                                      -------------    ------------    ------------   -------------
    Net increase (decrease) in net assets from operations ............  (3,235,372)     (2,403,284)        15,523       (37,511)
                                                                      -------------    ------------    ------------   -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   4,307,571       8,515,304        809,996       478,494
    Withdrawals ......................................................    (582,836)       (372,633)       (31,191)       (1,553)
    Contract benefits ................................................     (67,601)              -              -             -
    Contract charges .................................................      (2,790)         (4,064)          (218)         (287)
    Transfers between sub-accounts (including fixed account), net ....  13,601,896       5,768,981        462,850       251,846
    Other transfers from (to) the General Account ....................     895,350         958,245         81,570        70,827
    Net increase (decrease) in investment by Sponsor .................         (85)            (35)           (89)          (75)
                                                                      -------------    ------------    ------------   -------------
    Net increase (decrease) in net assets from contract transactions..  18,151,505      14,865,798      1,322,918       799,252
                                                                      -------------    ------------    ------------   -------------
    Net increase (decrease) in net assets ............................  14,916,133      12,462,514      1,338,441       761,741

NET ASSETS:
  Beginning of year ..................................................           -               -              -             -
                                                                      -------------    ------------    ------------   -------------
  End of year ........................................................ $14,916,133     $12,462,514     $1,338,441      $761,741
                                                                      =============    ============    ============   =============
                                                                         VAN KAMPEN
                                                                        LIT EMERGING
                                                                          GROWTH
                                                                          PERIOD
                                                                        FROM 5/1/00*
                                                                         TO 12/31/00
                                                                       -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $  (199,699)
    Net realized gain (loss) .........................................     (265,629)
    Net unrealized gain (loss) .......................................   (5,573,127)
                                                                       -------------
    Net increase (decrease) in net assets from operations ............   (6,038,455)
                                                                       -------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................   12,405,814
    Withdrawals ......................................................     (919,462)
    Contract benefits ................................................       (9,270)
    Contract charges .................................................       (8,112)
    Transfers between sub-accounts (including fixed account), net ....   19,571,904
    Other transfers from (to) the General Account ....................    2,568,778
    Net increase (decrease) in investment by Sponsor .................          (50)
                                                                       -------------
    Net increase (decrease) in net assets from contract transactions..   33,609,602
                                                                       -------------
    Net increase (decrease) in net assets ............................   27,571,147

NET ASSETS:
  Beginning of year ..................................................            -
                                                                       -------------
  End of year ........................................................  $27,571,147
                                                                       =============

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-P, which funds the Pioneer Vision variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on October 27, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-P are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-P cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-P is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-P currently offers twenty-four Sub-Accounts under the contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.; or of the AIM Variable Insurance Funds (AVIF) managed by AIM Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance) managed by Alliance Capital Management, L.P.; or of the Delaware Group Premium Fund
(DGPF) managed by Delaware Management Company; or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Templeton Global Advisors Limited or Templeton Investment Counsel, Inc.; or of the Van Kampen Life Investment Trust (Van Kampen) managed by Van Kampen Asset Management Inc.. Pioneer VCT, AVIF, Alliance, DGPF, FT VIP and Van Kampen (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, Capital Growth was renamed Mid-Cap Value, and Growth and Income was renamed Pioneer Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-P in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account VA-P. Therefore, no provision for income taxes has been charged against Separate Account VA-P.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Fund at December 31, 2000 were as follows:

                                                                     PORTFOLIO INFORMATION
                                                         ---------------------------------------------
                                                                                            NET ASSET
                                                             NUMBER OF       AGGREGATE        VALUE
INVESTMENT PORTFOLIO                                          SHARES            COST        PER SHARE
--------------------                                       --------------  ---------------  ------------
International Growth ...................................     4,026,211     $ 51,215,311      $ 11.830
Mid-Cap Value(a) .......................................     5,621,512       83,052,755        17.790
Real Estate Growth .....................................     1,476,994       20,974,027        14.420
Equity-Income ..........................................     8,435,837      146,996,908        21.280
Balanced ...............................................     4,041,992       57,702,023        14.600
America Income .........................................     2,548,813       25,376,262         9.970
Money Market. ..........................................    36,596,988       36,596,988         1.000
Swiss Franc Bond .......................................     3,073,460       39,224,380        11.370
Growth Shares ..........................................     5,645,264      111,610,272        18.390
Pioneer Fund(a) ........................................     9,653,953      192,538,175        22.670
Emerging Markets .......................................       753,938       13,823,267        12.100
Europe .................................................     1,644,787       19,966,951        11.070
Strategic Income .......................................       294,311        2,818,781         9.430
High Yield .............................................       644,309        6,631,464         9.820
Science and Technology .................................     1,031,792       11,269,399         7.480
AIM V.I. Capital Appreciation ..........................       785,850       29,422,505        30.840
Alliance Premier Growth Class B ........................     1,089,068       42,448,699        31.930
Alliance Technology Class B. ...........................       729,744       26,031,129        24.900
DGPF Growth Opportunities Service Class ................       398,382       11,200,116        23.980
DGPF Select Growth Service Class .......................     1,370,968       17,926,298        10.880
Franklin Small Cap Class 2 .............................       589,523       14,460,457        21.140
Templeton Asset Strategy Class 2 .......................        69,966        1,315,399        19.130
Templeton International Smaller Companies Class 2 ......        70,926          791,841        10.740
Van Kampen LIT Emerging Growth .........................       665,327       33,144,274        41.440

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less on contracts issued on Form A3023-95 (Pioneer Vision) and Form A3025-96 (Pioneer Vision 2), and less than $75,000 on contracts issued on Form A3028-99 (Pioneer XtraVision) and Form A3027-98 (Pioneer C-Vision). The fee is currently waived for Pioneer Vision, Pioneer Vision 2 and Pioneer XtraVision contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-P, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The Pioneer Vision, Pioneer Vision 2, and Pioneer XtraVision contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-P
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                         YEAR ENDED DECEMBER 31,
                                                   2000                           1999
                                      ------------------------------    ------------------------------
                                          UNITS            AMOUNT            UNITS            AMOUNT
                                      -------------    -------------    -------------    -------------
International Growth
  Issuance of Units ...............      62,520,095    $  79,862,318       15,703,043    $  19,470,293
  Redemption of Units .............     (66,148,888)     (84,205,414)     (18,272,831)     (22,207,308)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (3,628,793)   $  (4,343,096)      (2,569,788)   $  (2,737,015)
                                      =============    =============    =============    =============

Mid-Cap Value(a)
  Issuance of Units ...............      14,894,748    $  25,466,041       21,083,689    $  34,186,741
  Redemption of Units .............     (29,319,959)     (51,144,616)     (24,126,991)     (38,411,936)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......     (14,425,211)   $ (25,678,575)      (3,043,302)   $  (4,225,195)
                                      =============    =============    =============    =============

Real Estate Growth
  Issuance of Units ...............       3,406,962    $   5,401,427        4,431,978    $   6,041,885
  Redemption of Units .............      (6,232,868)      (9,635,127)      (9,207,361)     (13,007,279)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (2,825,906)   $  (4,233,700)      (4,775,383)   $  (6,965,394)
                                      =============    =============    =============    =============

Equity-Income
  Issuance of Units ...............      11,406,080    $  24,539,991       32,186,033    $  71,460,618
  Redemption of Units .............     (40,949,915)     (88,943,190)     (21,907,718)     (48,278,691)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......     (29,543,835)   $ (64,403,199)      10,278,315    $  23,181,927
                                      =============    =============    =============    =============

Balanced
  Issuance of Units ...............       5,217,499    $   8,280,987       16,862,236    $  25,906,097
  Redemption of Units .............     (14,985,459)     (23,693,282)     (13,670,084)     (20,940,628)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (9,767,960)   $ (15,412,295)       3,192,152    $   4,965,469
                                      =============    =============    =============    =============

America Income
  Issuance of Units ...............       5,630,963    $   6,296,354       15,874,213    $  21,094,048
  Redemption of Units .............     (11,160,005)     (12,695,922)     (14,137,026)     (19,042,633)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (5,529,042)   $  (6,399,568)       1,737,187    $   2,051,415
                                      =============    =============    =============    =============

Money Market
  Issuance of Units ...............     131,558,062    $ 155,803,141       66,295,501    $  74,836,038
  Redemption of Units .............    (133,156,005)    (157,540,610)     (53,263,167)     (59,856,106)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (1,597,943)   $  (1,737,469)      13,032,334    $  14,979,932
                                      =============    =============    =============    =============

Swiss Franc Bond
  Issuance of Units ...............       3,851,351    $   2,646,164       30,472,489    $  21,251,315
  Redemption of Units .............     (13,291,068)      (9,202,092)     (19,850,881)     (12,504,974)
                                      -------------    -------------    -------------    -------------
    Net increase (decrease) .......      (9,439,717)   $  (6,555,928)      10,621,608    $   8,746,341
                                      =============    =============    =============    =============

                                         SEPARATE ACCOUNT VA-P

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                         YEAR ENDED DECEMBER 31,
                                                     2000                           1999
                                        ------------------------------    ------------------------------
                                          UNITS            AMOUNT            UNITS            AMOUNT
                                        -------------    -------------    -------------    -------------
Growth Shares
  Issuance of Units .................      30,688,103    $  42,477,398       84,246,869    $ 116,543,939
  Redemption of Units ...............     (63,200,219)     (86,899,830)     (34,225,758)     (46,064,494)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........     (32,512,116)   $ (44,422,432)      50,021,111    $  70,479,445
                                        =============    =============    =============    =============

Pioneer Fund(a)
  Issuance of Units .................      60,361,260    $  90,636,949       93,674,238    $ 128,593,916
  Redemption of Units ...............     (48,934,076)     (73,359,579)     (25,923,618)     (34,926,116)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........      11,427,184    $  17,277,370       67,750,620    $  93,667,800
                                        =============    =============    =============    =============

Emerging Markets
  Issuance of Units .................      16,786,432    $  26,731,596        6,448,175    $   9,180,359
  Redemption of Units ...............     (14,213,772)     (18,338,451)      (1,423,447)      (2,137,195)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       2,572,660    $   8,393,145        5,024,728    $   7,043,164
                                        =============    =============    =============    =============

Europe
  Issuance of Units .................      42,622,909    $  51,591,360       10,875,307    $  11,961,426
  Redemption of Units ...............     (35,153,061)     (40,116,535)      (2,870,630)      (3,520,280)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       7,469,848    $  11,474,825        8,004,677    $   8,441,146
                                        =============    =============    =============    =============

Strategic Income
  Issuance of Units .................       3,085,664    $   3,052,843          759,646    $     758,029
  Redemption of Units ...............      (1,133,368)      (1,093,136)         (22,817)         (22,762)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       1,952,296    $   1,959,707          736,829    $     735,267
                                        =============    =============    =============    =============

High Yield
  Issuance of Units .................       8,116,925    $   8,541,645                -    $           -
  Redemption of Units ...............      (1,986,004)      (2,079,482)               -                -
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........       6,130,921    $   6,462,163                -    $           -
                                        =============    =============    =============    =============

Science and Technology
  Issuance of Units .................      13,643,675    $  14,754,824                -    $           -
  Redemption of Units ...............      (3,228,146)      (2,855,908)               -                -
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........      10,415,529    $  11,898,916                -    $           -
                                        =============    =============    =============    =============

AIM V.I. Capital Appreciation
  Issuance of Units .................      31,904,316    $  31,580,043                -    $           -
  Redemption of Units ...............      (2,777,029)      (2,556,035)               -                -
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) .........      29,127,287    $  29,024,008                -    $           -
                                        =============    =============    =============    =============

                              SEPARATE ACCOUNT VA-P

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)


                                                                         YEAR ENDED DECEMBER 31,
                                                                  2000                           1999
                                                    ------------------------------    ------------------------------
                                                       UNITS            AMOUNT            UNITS            AMOUNT
                                                    -------------    -------------    ------------    -------------
Alliance Premier Growth Class B
  Issuance of Units .............................     49,307,384    $ 46,416,534               -     $           -
  Redemption of Units ...........................     (5,050,288)     (4,360,217)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     44,257,096    $ 42,056,317               -     $           -
                                                    ============    ============    =============    ==============

Alliance Technology Class B
  Issuance of Units .............................     32,142,050    $ 29,146,543               -     $           -
  Redemption of Units ...........................     (4,034,285)     (3,356,814)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     28,107,765    $ 25,789,729               -     $           -
                                                    ============    ============    =============    ==============

DGPF Growth Opportunities Service Class
  Issuance of Units .............................     17,985,588    $ 17,693,481               -     $           -
  Redemption of Units ...........................     (6,488,155)     (6,342,065)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     11,497,433    $ 11,351,416               -     $           -
                                                    ============    ============    =============    ==============

DGPF Select Growth Service Class
  Issuance of Units .............................     20,451,359    $ 19,694,765               -     $           -
  Redemption of Units ...........................     (1,560,374)     (1,543,260)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     18,890,985    $ 18,151,505               -     $           -
                                                    ============    ============    =============    ==============

Franklin Small Cap Class 2
  Issuance of Units .............................     21,342,579    $ 21,082,721               -     $           -
  Redemption of Units ...........................     (6,363,938)     (6,216,923)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     14,978,641    $ 14,865,798               -     $           -
                                                    ============    ============    =============    ==============

Templeton Asset Strategy Class 2
  Issuance of Units .............................      1,391,484    $  1,374,375               -     $           -
  Redemption of Units ...........................        (51,686)        (51,457)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................      1,339,798    $  1,322,918               -     $           -
                                                    ============    ============    =============    ==============

Templeton International Smaller Companies Class 2
  Issuance of Units .............................        844,101    $    850,988               -     $           -
  Redemption of Units ...........................        (53,677)        (51,736)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................        790,424    $    799,252               -     $           -
                                                    ============    ============    =============    ==============

Van Kampen LIT Emerging Growth

  Issuance of Units .............................     43,050,770    $ 41,274,719               -     $           -
  Redemption of Units ...........................     (8,355,025)     (7,665,117)              -                 -
                                                    ------------    ------------    -------------    --------------
    Net increase (decrease) .....................     34,695,745    $ 33,609,602               -     $           -
                                                    ============    ============    =============    ==============


(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-P

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-P satisfies the current requirements of the regulations, and it intends that Separate Account VA-P will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Fund by Separate Account VA-P during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                             PURCHASES       SALES
--------------------                                           ------------   ------------
International Growth .......................................   $ 55,224,379   $ 59,975,930
Mid-Cap Value(a) ...........................................     17,428,963     37,372,561
Real Estate Growth .........................................      3,494,871      6,975,461
Equity-Income ..............................................     23,148,927     70,925,276
Balanced ...................................................      4,024,616     18,277,893
America Income .............................................      4,443,598      9,665,690
Money Market ...............................................    107,567,835    107,932,553
Swiss Franc Bond ...........................................      1,588,730      8,641,851
Growth Shares ..............................................     23,632,107     58,186,243
Pioneer Fund(a) ............................................     39,071,896     21,898,866
Emerging Markets ...........................................     20,654,048     12,119,077
Europe .....................................................     37,858,393     26,635,760
Strategic Income ...........................................      3,051,490        958,979
High Yield .................................................      8,027,072      1,364,582
Science and Technology .....................................     13,683,451      1,850,853
AIM V.I. Capital Appreciation ..............................     30,019,266        497,063
Alliance Premier Growth Class B ............................     43,985,803      1,364,178
Alliance Technology Class B ................................     27,028,208        873,121
DGPF Growth Opportunities Service Class ....................     15,374,688      4,090,001
DGPF Select Growth Service Class ...........................     18,610,186        595,204
Franklin Small Cap Class 2 .................................     18,558,838      3,764,821
Templeton Asset Strategy Class 2 ...........................      1,355,629         39,073
Templeton International Smaller Companies Class 2 ..........        845,658         50,692
Van Kampen LIT Emerging Growth .............................     35,964,423      2,554,520
                                                               ------------   ------------
  Totals ...................................................   $554,643,075   $456,610,248
                                                               ============   ============

(a) Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance
          and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Registration Statement No.
                         33-85916/811-8848, Post-Effective Amendment No. 9, and is incorporated by reference herein.

          EXHIBIT 2      Not Applicable. Pursuant to Rule 26a-2, the Insurance
                         Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3  (a) Underwriting and Administrative Services
                         Agreement was previously filed on April 24, 1998 in Registration Statement No. 33-85916/811-8848,
                         Post-Effective Amendment No. 9, and is incorporated by reference herein.

                     (b) Wholesaling Agreement and Amendment were previously
                         filed on April 24, 1998 in Registration Statement No.
                         33-85916/811-8848, Post-Effective Amendment No. 9, and are incorporated by reference herein.

                     (c) Sales Agreements with Commission Schedule were
                         previously filed in Registration Statement No.
                         33-85916/811-8848, Post-Effective Amendment No. 9 on
                         April 24, 1998, and are incorporated by reference herein.

                     (d) General Agent's Agreement was previously filed in
                         Registration Statement No. 33-85916/811-8848,
                         Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                     (e) Career Agent Agreement was previously filed in
                         Registration Statement No. 33-85916/811-8848,
                         Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                     (f) Registered Representative's Agreement was previously
                         filed in Registration Statement No. 33-85916/811-8848,
                         Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.


          EXHIBIT 4 The following documents were previously filed on November 8, 1999 in Registrant's initial Registration
                         Statement and are incorporated by reference herein:

                         (a) Draft Contract Form A3030-99;
                         (b) Specification Pages Form A8030-99; and
                         (c) Enhanced Death Benefit "EDB" Rider with 5%
                             Accumulation and Ratchet (Form 3263-99).

          EXHIBIT 5      Application Form SML-1517 was previously filed on
                         June 14, 2000 in Pre-Effective Amendment No. 1 of
                         Registration Statement No. 333-90535/811-8848, and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial
                         Registration Statement No. 33-85916/811-8848 on
                         November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws was previously filed on October 1, 1996, and is incorporated by reference herein.

          EXHIBIT 7      Not Applicable.

          EXHIBIT 8  (a) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Registration
                         Statement No. 33-85916/811-8848, Post-Effective
                         Amendment No. 9, and are incorporated by reference herein.

                     (b) Directors' Power of Attorney is filed herewith.

          EXHIBIT 9      Opinion of Counsel is filed herewith.

          EXHIBIT 10     Consent of Independent Accountants is filed herewith.

          EXHIBIT 11     None.

          EXHIBIT 12     None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on November 8, 1999 in Registrant's initial Registration Statement and is incorporated by reference herein.

          EXHIBIT 14     Not Applicable.

          EXHIBIT 15 (a) Amendment dated October 24, 2000 to the Pioneer
                         Participation Agreement was previously filed in April
                         2001 in Post-Effective Amendment No. 19 of Registration
                         Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation
                         Agreement with Pioneer was previously filed on April
                         24, 1998 in Post-Effective Amendment No. 9 of
                         Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (b) Form of Amendment #6 to the AIM Participation Agreement
                         previously was filed in April 2001 in Post-Effective
                         Amendment No. 19 of Registration Statement No.
                         33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April
                         2000 in Post-Effective Amendment No. 19 of Registration
                         Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM
                         Variable Insurance Funds was previously filed on August
                         27, 1998 in Post-Effective Amendment No. 3 in
                         Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                     (c) Form of Amendment dated May 1, 2001 to the Amended and
                         Restated Participation Agreement, Merger and
                         Consolidated Agreement, and the Amended and Restated
                         Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (d) Form of Amendment dated May 1, 2001 to the Delaware
                         Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective
                         Amendment No. 19 of Registration Statement No.
                         33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April
                         2000 in Post-Effective Amendment No. 19 of Registration
                         Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with Delaware
                         Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No.
                         33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Form of Amendment dated May 1, 2001 and the Franklin
                         Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective
                         Amendment No. 19 of Registration Statement No.
                         33-39702/811-6293, and is incorporated by reference herein. Form OF Participation Agreement with Franklin
                         Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration
                         Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                     (f) Amendment dated October 19, 2000 to the Participation
                         Agreement with Van Kampen was previously filed in April
                         2001 in Post-Effective Amendment No. 16 of Registration
                         Statement No. 33-85916/811-8848, and is incorporated by reference herein. Form of Participation Agreement with Van Kampen was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration
                         Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR

    The principal business address of all the following Directors and Officers is:
    440 Lincoln Street
    Worcester, Massachusetts  01653

                       DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------      ----------------------------------------------
Bruce C. Anderson                   Director (since 1996) and Vice President (since 1984) of
   Director and Vice President      First Allmerica

Warren E. Barnes                    Vice President (since 1996) and Corporate Controller (since
   Vice President and Corporate     1998) of First Allmerica
   Controller

Mark R. Colborn                     Director (since 2000) and Vice President (since 1992) of First
   Director and Vice President      Allmerica

Charles F. Cronin                   Secretary  and Counsel (since 2000) of First Allmerica;
   Secretary                        Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                    of Nutter, McClennen & Fish

J. Kendall Huber                    Director, Vice President and General Counsel (since 2000)
   Director, Vice President and     of First Allmerica; Vice President (1999) of Promos Hotel
   General Counsel                  Corporation; Vice President and Deputy General Counsel
                                    (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                    General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                   Director and Chief Investment Officer (since 1996) and Vice
   Director, Vice President and     President (since 1991) of First Allmerica; Director (since 1996)
   Chief Investment Officer         And President (since 1995) of Allmerica Asset Management, Inc.


Mark C. McGivney                    Vice President (since 1997) and Treasurer (since 2000) of First
   Treasurer                        Allmerica; Associate, Investment Banking (1996-1997) of
                                    Merrill Lynch & Co.

John F. O'Brien                     Director, President and Chief Executive Officer (since 1989) of
   Director and Chairman of the     First Allmerica
   Board

Edward J. Parry, III                Director and Chief Financial Officer (since 1996), Vice
   Director, Vice President and     President (since 1993) and Treasurer (1993-2000) of First
   Chief Financial Officer          Allmerica

Richard M. Reilly                   Director (since 1996) and Vice President (since 1990) of First
   Director, President and Chief    Allmerica; Director (since 1990), President and Chief
   Executive Officer                Executive Officer (since 1995) of Allmerica Financial Life
                                    Insurance and Annuity Company; Director and President
                                    (since 1998) of Allmerica Financial Investment Management
                                    Services, Inc.

Robert P. Restrepo, Jr.             Director and Vice President (since 1998) of First Allmerica;
   Director                         Chief Executive Officer (1996 to 1998) of Travelers
                                    Property & Casualty; Senior Vice President (1993 to 1996)

NAME AND POSITION WITH COMPANY      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------      ----------------------------------------------
                                    of Aetna Life & Casualty Company

Eric A. Simonsen                    Director (since 1996) and Vice President (since 1990) of
   Director and Vice President      First Allmerica

Gregory D. Tranter                  Director and Vice President (since 2000) of First Allmerica;
   Director and Vice President      Vice President (1996-1998) of Travelers Property &  Casualty;
                                    Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                    ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 NAME                             ADDRESS                  TYPE OF BUSINESS
AAM Equity Fund                          440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

AAM Growth & Income Fund, L.P.           440 Lincoln Street         Limited Partnership
                                         Worcester MA 01653

AAM High Yield Fund, L.L.C.              440 Lincoln Street         Limited liability company
                                         Worcester MA 01653

Advantage Insurance Network, Inc.        440 Lincoln Street         Insurance Agency
                                         Worcester MA 01653

AFC Capital Trust I                      440 Lincoln Street         Statutory Business Trust
                                         Worcester MA 01653

Allmerica Asset Management, Inc.         440 Lincoln Street         Investment advisory services
                                         Worcester MA 01653

Allmerica Asset Management Limited       440 Lincoln Street         Investment advisory services
                                         Worcester MA 01653

Allmerica Benefits, Inc.                 440 Lincoln Street         Non-insurance medical services
                                         Worcester MA 01653

Allmerica Equity Index Pool              440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

Allmerica Financial Alliance Insurance   100 North Parkway          Multi-line property and casualty
Company                                  Worcester MA 01605         Insurance

Allmerica Financial Benefit Insurance    645 West Grand River       Multi-line property and casualty
Company                                  Howell MI 48843            Insurance

Allmerica Financial Corporation          440 Lincoln Street         Holding Company
                                         Worcester MA 01653

Allmerica Financial Insurance            440 Lincoln Street         Insurance Broker
Brokers, Inc.                            Worcester MA 01653

Allmerica Financial Life Insurance       440 Lincoln Street         Life insurance, accident and health
and Annuity Company (formerly known      Worcester MA 01653         insurance, annuities, variable
as SMA Life Assurance Company)                                      annuities and variable life insurance

Allmerica Financial Services Insurance   440 Lincoln Street         Insurance Agency
Agency, Inc.                             Worcester MA 01653

Allmerica Funding Corp.                  440 Lincoln Street         Special purpose funding vehicle for
                                         Worcester MA 01653         commercial paper



Allmerica, Inc.                          440 Lincoln Street         Common employer for Allmerica
                                         Worcester MA 01653         Financial Corporation entities

Allmerica Financial Investment           440 Lincoln Street         Investment advisory services
Management Services, Inc. (formerly      Worcester MA 01653
Known as Allmerica Institutional
Services, Inc. and 440 Financial
Group of Worcester, Inc.)

Allmerica Investment Management          440 Lincoln Street         Investment advisory services
Company, Inc.                            Worcester MA 01653

Allmerica Investments, Inc.              440 Lincoln Street         Securities, retail
                                         Worcester MA 01653         broker-dealer

Allmerica Investment Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Alabama                          Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
of Florida, Inc.                         Worcester MA 01653

Allmerica Investment Insurance Agency    440 Lincoln Street         Insurance Agency
Inc. of Georgia                          Worcester MA 01653

Allmerica Investment Insurance Agency    440 Lincoln Street         Insurance Agency
Inc. of Kentucky                         Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Mississippi                      Worcester MA 01653

                                         440 Lincoln Street         Insurance Agency
Allmerica Plus Insurance Agency, Inc.    Worcester MA 01653

Allmerica Securities Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Trust Company, N.A.            440 Lincoln Street         Limited purpose national trust
                                         Worcester MA 01653         Company


AMGRO, Inc.                              100 North Parkway          Premium financing
                                         Worcester MA 01605

Citizens Insurance Company of America    645 West Grand River       Multi-line property and casualty
                                         Howell MI 48843            Insurance

Citizens Insurance Company of Illinois   333 Pierce Road            Multi-line property and casualty
                                         Itasca IL 60143            Insurance




Citizens Insurance Company of the        3950 Priority Way          Multi-line property and casualty
Midwest                                  South Drive, Suite 200     Insurance
                                         Indianapolis IN 46240

Citizens Insurance Company of Ohio       8101 N. High Street        Multi-line property and casualty
                                         P.O. Box 342250            Insurance
                                         Columbus OH 43234

Citizens Management, Inc.                645 West Grand River       Services management company
                                         Howell MI 48843

Financial Profiles, Inc.                 5421 Avenida Encinas       Computer software company
                                         Suite A
                                         Carlsbad, CA  92008

First Allmerica Financial Life           440 Lincoln Street         Life, pension, annuity, accident
Insurance Company (formerly State        Worcester MA 01653         and health insurance company
Mutual Life Assurance Company
of America)

First Sterling Limited                   41 Cedar Avenue            Holding Company
                                         Hamilton HM 12,
                                         Bermuda

First Sterling Reinsurance Company       41 Cedar Avenue            Reinsurance Company
Limited                                  Hamilton HM 12,
                                         Bermuda

Greendale Special Placements Fund        440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

The Hanover American Insurance           100 North Parkway          Multi-line property and casualty
Company                                  Worcester MA 01605         Insurance

The Hanover Insurance Company            100 North Parkway          Multi-line property and casualty
                                         Worcester MA 01605         Insurance

Hanover Texas Insurance Management       NationsBank Tower          Attorney-in-fact for Hanover
Company, Inc.                            15301 Dallas Parkway       Lloyd's Insurance Company
                                         Dallas TX 75248

Hanover Lloyd's Insurance Company        NationsBank Tower          Multi-line property and casualty
                                         15301 Dallas Parkway       Insurance
                                         Dallas TX 75248

Lloyds Credit Corporation                440 Lincoln Street         Premium financing service
                                         Worcester MA 01653         Franchises

Massachusetts Bay Insurance Company      100 North Parkway          Multi-line property and casualty
                                         Worcester MA 01605         Insurance




Sterling Risk Management Services, Inc.  440 Lincoln Street         Risk management services
                                         Worcester MA 01653

VeraVest, Inc. (formerly known as        440 Lincoln Street         Securities, retail broker-dealer
Allmerica Services Corporation)          Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, the Variable Account had 0 Qualified Contract holders and 0 Non-Qualified Contract holders.

     As of February 28, 2001, there were no Contract Form A3030-99 Owners since sales had not yet begun.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


        NAME                                    POSITION OR OFFICE WITH UNDERWRITER
        ----                                    -----------------------------------
Margaret L. Abbott                              Vice President

Emil J. Aberizk, Jr.                            Vice President

Edward T. Berger                                Vice President and Chief Compliance Officer

Michael J. Brodeur                              Vice President Operations

Mark R. Colborn                                 Vice President

Charles F. Cronin                               Secretary/Clerk

Claudia J. Eckels                               Vice President

Philip L. Heffernan                             Vice President

J. Kendall Huber                                Director

Mark C. McGivney                                Treasurer

William F. Monroe, Jr.                          President, Director and Chief Executive Officer

K. David Nunley                                 Vice President

Stephen Parker                                  Vice President and Director

Richard M. Reilly                               Director and Chairman of the Board

Eric A. Simonsen                                Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

          1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

          2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

          3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
             Section 403(b)(11) to the attention of potential participants.

          4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                            SEPARATE ACCOUNT VA-P OF
                    ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                       By: /s/ Charles F. Cronin
                                           ----------------------------
                                           Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                         TITLE                                             DATE
----------                         -----                                             ----
/S/ WARREN E. BARNES               Vice President and Corporate Controller           April 2, 2001
-----------------------------
Warren E. Barnes


EDWARD J. PARRY III*               Director, Vice President and Chief Financial
-----------------------------      Officer


RICHARD M. REILLY*                 Director, President and Chief Executive Officer
-----------------------------


JOHN F. O'BRIEN*                   Director and Chairman of the Board
----------------------------------


BRUCE C. ANDERSON*                 Director and Vice President
-----------------------------


MARK R. COLBORN*                   Director and Vice President
-----------------------------
                                   Director, Vice President and Chief Investment

JOHN P. KAVANAUGH*                 Officer
-----------------------------


J. KENDALL HUBER*                  Director, Vice President and General Counsel
-----------------------------


ROBERT P. RESTREPO, JR.*           Director
-----------------------------


ERIC A. SIMONSEN*                  Director and Vice President
-----------------------------


GREGORY D. TRANTER*                Director and Vice President
-----------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.


/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
333-90535

                                  EXHIBIT TABLE

Exhibit 8(b)                 Directors' Power of Attorney

Exhibit 9                    Opinion of Counsel

Exhibit 10                   Consent of Independent Accountants